Schedule of Investments (unaudited)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$187	$142,393
5.40%, 10/01/48(a)	219	206,112
		348,505
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(b)	765	641,059
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	274	257,257
BAE Systems PLC
3.00%, 09/15/50(b)	992	678,039
5.50%, 03/26/54(a)(b)	625	638,887
5.80%, 10/11/41(b)	352	372,500
Boeing Co. (The)
3.38%, 06/15/46	460	329,052
3.50%, 03/01/39	519	427,602
3.50%, 03/01/45	195	142,747
3.55%, 03/01/38	553	469,143
3.63%, 03/01/48	655	474,687
3.65%, 03/01/47	494	364,371
3.75%, 02/01/50	1,430	1,060,912
3.83%, 03/01/59	215	151,633
3.85%, 11/01/48	990	742,107
3.90%, 05/01/49	993	751,082
3.95%, 08/01/59	1,079	778,240
5.71%, 05/01/40	2,143	2,201,588
5.81%, 05/01/50	5,288	5,266,068
5.88%, 02/15/40	927	965,836
5.93%, 05/01/60	3,902	3,873,793
6.63%, 02/15/38(a)	361	406,130
6.86%, 05/01/54	2,278	2,595,256
6.88%, 03/15/39	684	777,107
7.01%, 05/01/64	1,315	1,505,822
Embraer Netherlands Finance BV, 5.40%, 01/09/38	85	84,146
General Dynamics Corp.
2.85%, 06/01/41	387	294,850
3.60%, 11/15/42	416	343,493
4.25%, 04/01/40	821	763,673
4.25%, 04/01/50	778	674,523
General Electric Co.
4.35%, 05/01/50(a)	521	455,245
4.50%, 03/11/44	459	421,856
4.90%, 01/29/36(a)	740	759,320
5.88%, 01/14/38(a)	880	966,914
6.15%, 08/07/37	396	438,045
6.88%, 01/10/39	620	739,328
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	535	585,315
L3Harris Technologies Inc.
5.05%, 04/27/45	412	397,741
5.50%, 08/15/54(a)	365	363,982
5.60%, 07/31/53(a)	609	614,053
6.15%, 12/15/40	285	313,209
Lockheed Martin Corp.
2.80%, 06/15/50	1,066	691,634
3.80%, 03/01/45	961	786,496
4.07%, 12/15/42	1,245	1,080,694
4.09%, 09/15/52	1,880	1,528,730
4.15%, 06/15/53	818	667,809
4.30%, 06/15/62	629	510,620
4.50%, 05/15/36(a)	506	500,001
Security	Par (000)	Value
Aerospace & Defense (continued)
4.70%, 05/15/46	$1,397	$1,285,999
5.20%, 02/15/55(a)	1,045	1,002,962
5.20%, 02/15/64	755	715,391
5.70%, 11/15/54(a)	1,202	1,239,736
5.72%, 06/01/40(a)	315	340,466
5.90%, 11/15/63	665	703,064
Series B, 6.15%, 09/01/36	585	656,075
Northrop Grumman Corp.
3.85%, 04/15/45	419	342,028
4.03%, 10/15/47	2,334	1,914,041
4.75%, 06/01/43	1,016	947,317
4.95%, 03/15/53	883	811,841
5.05%, 11/15/40(a)	555	553,246
5.15%, 05/01/40	1,262	1,269,089
5.20%, 06/01/54(a)	1,032	986,609
5.25%, 05/01/50(a)	1,173	1,130,767
RTX Corp.
2.82%, 09/01/51	996	635,607
3.03%, 03/15/52(a)	859	570,157
3.13%, 07/01/50	1,210	829,289
3.75%, 11/01/46	1,410	1,110,361
4.05%, 05/04/47(a)	1,204	991,698
4.15%, 05/15/45	843	715,200
4.20%, 12/15/44(a)	510	428,078
4.35%, 04/15/47	1,070	922,889
4.45%, 11/16/38	678	644,424
4.50%, 06/01/42	3,302	3,013,039
4.63%, 11/16/48	1,729	1,537,872
4.70%, 12/15/41	500	471,102
4.80%, 12/15/43	444	415,075
4.88%, 10/15/40	492	482,731
5.38%, 02/27/53	1,305	1,278,519
5.70%, 04/15/40	760	807,475
6.05%, 06/01/36	890	978,737
6.13%, 07/15/38	770	853,580
6.40%, 03/15/54	1,613	1,806,371
		72,243,430
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,466	1,142,619
3.70%, 02/04/51(a)	1,074	773,240
3.88%, 09/16/46	1,711	1,306,699
4.00%, 02/04/61(a)	1,018	749,553
4.25%, 08/09/42	777	659,946
4.45%, 05/06/50	463	376,691
4.50%, 05/02/43	606	526,026
5.38%, 01/31/44(a)	1,694	1,662,191
5.80%, 02/14/39(a)	1,816	1,890,239
5.95%, 02/14/49	2,394	2,442,315
6.20%, 02/14/59	408	417,096
Archer-Daniels-Midland Co.
2.70%, 09/15/51	580	362,667
3.75%, 09/15/47	264	207,504
4.02%, 04/16/43	338	286,951
4.50%, 03/15/49(a)	584	510,196
4.54%, 03/26/42	466	431,009
5.77%, 03/01/41(c)	276	291,218
BAT Capital Corp.
3.73%, 09/25/40(a)	407	332,945
3.98%, 09/25/50	280	208,537
4.39%, 08/15/37(a)	2,482	2,299,123

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.54%, 08/15/47	$1,986	$1,675,506
4.76%, 09/06/49	1,022	878,075
5.28%, 04/02/50	485	444,512
5.65%, 03/16/52	878	843,672
6.25%, 08/15/55(a)	460	483,064
7.08%, 08/02/43	722	817,571
7.08%, 08/02/53	973	1,113,088
Cargill Inc.
3.13%, 05/25/51(a)(b)	645	442,261
3.88%, 05/23/49(b)	243	193,456
4.38%, 04/22/52(a)(b)	608	515,437
4.76%, 11/23/45(b)	564	521,776
5.38%, 10/23/55(b)	505	496,150
Imperial Brands Finance PLC, 6.38%, 07/01/55(b)	410	424,572
Philip Morris International Inc.
3.88%, 08/21/42	744	620,827
4.13%, 03/04/43	808	695,538
4.25%, 11/10/44	1,184	1,021,054
4.38%, 11/15/41	746	669,428
4.50%, 03/20/42	637	576,222
4.88%, 11/15/43	961	901,672
6.38%, 05/16/38	1,448	1,630,568
Reynolds American Inc.
5.85%, 08/15/45	2,151	2,144,439
6.15%, 09/15/43	571	593,139
7.25%, 06/15/37	391	454,873
		35,033,665
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	251	205,018
3.38%, 11/01/46	764	573,551
3.38%, 03/27/50(a)	1,424	1,038,343
3.63%, 05/01/43	475	384,291
3.88%, 11/01/45	1,112	911,664
		3,112,867
Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50	779	483,434
4.88%, 10/01/43	402	394,164
5.45%, 02/20/54(a)	1,017	1,017,102
Ford Motor Co.
4.75%, 01/15/43	2,052	1,651,505
5.29%, 12/08/46	1,084	914,687
7.40%, 11/01/46(a)	675	727,262
General Motors Co.
5.15%, 04/01/38	588	570,621
5.20%, 04/01/45	1,226	1,114,617
5.40%, 04/01/48(a)	851	782,057
5.95%, 04/01/49	972	953,830
6.25%, 10/02/43	1,459	1,498,070
6.60%, 04/01/36	935	1,023,314
6.75%, 04/01/46	747	810,123
		11,940,786
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,194	778,444
4.15%, 05/01/52	1,137	888,335
4.40%, 10/01/46	655	535,109
5.40%, 03/15/49(a)	355	328,816
5.75%, 09/13/54(a)	640	622,069
Security	Par (000)	Value
Auto Parts & Equipment (continued)
BorgWarner Inc., 4.38%, 03/15/45	$400	$340,927
Lear Corp.
3.55%, 01/15/52(a)	430	294,311
5.25%, 05/15/49(a)	612	559,723
		4,347,734
Banks — 7.9%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	6,858	5,159,682
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	987	643,613
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	1,912	1,288,240
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	3,439	2,751,519
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	1,057	862,937
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	1,797	1,626,168
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	5,189	4,275,427
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	2,673	2,524,665
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	2,258	1,939,929
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	1,809	1,606,613
4.88%, 04/01/44	920	889,997
5.00%, 01/21/44	2,180	2,149,320
5.88%, 02/07/42	1,669	1,801,459
6.00%, 10/15/36	1,376	1,510,491
6.11%, 01/29/37	1,662	1,808,804
7.75%, 05/14/38	2,082	2,557,569
Series L, 4.75%, 04/21/45	845	771,408
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	986	730,877
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	532	416,003
3.81%, 03/10/42, (1-year CMT + 1.70%)(d)	1,875	1,506,822
4.95%, 01/10/47	1,221	1,136,589
5.25%, 08/17/45(a)	1,593	1,547,312
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)(d)	1,365	1,417,512
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(d)	468	499,454
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	295	293,994
BNP Paribas SA, 2.82%, 01/26/41(b)	200	144,868
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.95%)(b)(d)	245	183,540
6.92%, 01/14/46, (1-day SOFR + 2.61%)(b)(d)	385	416,723
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(d)	1,358	1,012,592
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	1,100	982,261
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	964	823,254
4.65%, 07/30/45	1,531	1,397,385
4.65%, 07/23/48	2,409	2,164,818
4.75%, 05/18/46	1,898	1,691,767
5.30%, 05/06/44(a)	895	873,377
5.32%, 03/26/41, (1-day SOFR + 4.55%)(d)	844	854,854
5.61%, 03/04/56, (1-day SOFR + 1.75%)(d)	2,105	2,141,253
5.88%, 01/30/42	1,359	1,446,446
6.13%, 08/25/36	1,128	1,211,421
6.68%, 09/13/43	1,250	1,411,780
6.88%, 03/05/38(a)	384	449,574

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.88%, 02/15/98(a)	$239	$282,737
8.13%, 07/15/39(a)	1,190	1,539,092
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	272	212,151
3.74%, 09/12/39(b)	1,685	1,420,559
3.90%, 07/12/47(b)	1,349	1,124,247
4.32%, 01/10/48(a)(b)	1,057	885,832
5.93%, 03/14/46, (1-year CMT + 1.32%)(b)(d)	1,410	1,463,526
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,403	1,419,449
5.25%, 08/04/45	917	876,935
5.75%, 12/01/43	962	985,068
5.80%, 09/30/2110(a)(b)	195	194,108
Credit Agricole SA, 2.81%, 01/11/41(b)	434	308,709
Fifth Third Bancorp, 8.25%, 03/01/38(a)	298	369,171
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	1,896	1,413,328
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	2,748	2,143,916
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	2,376	1,881,111
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(d)	2,617	2,378,041
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,561	1,463,778
4.75%, 10/21/45	1,615	1,488,269
4.80%, 07/08/44	2,203	2,070,332
5.15%, 05/22/45	2,323	2,212,067
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	2,995	3,052,334
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	2,650	2,753,316
6.25%, 02/01/41	2,056	2,272,293
6.45%, 05/01/36	766	845,524
6.75%, 10/01/37	4,951	5,576,633
HSBC Bank USA NA, 7.00%, 01/15/39	565	667,640
HSBC Holdings PLC
5.25%, 03/14/44	1,441	1,419,766
6.10%, 01/14/42(a)	598	654,377
6.33%, 03/09/44, (1-day SOFR + 2.65%)(d)	2,632	2,910,068
6.50%, 05/02/36	1,493	1,620,635
6.50%, 09/15/37	2,650	2,913,319
6.80%, 06/01/38(a)	265	302,702
6.80%, 06/01/38	680	764,418
HSBC USA Inc., 7.20%, 07/15/97	497	615,066
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	980	835,840
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(d)	1,403	1,685,828
7.80%, 11/28/53(b)	1,279	1,588,979
Series NR, 4.70%, 09/23/49(b)	45	37,729
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	1,923	1,405,262
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	1,645	1,313,564
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	2,516	1,755,302
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	2,310	1,818,821
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	2,985	2,163,102
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	2,736	2,491,377
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	2,017	1,642,844
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	3,664	3,019,388
Security	Par (000)	Value
Banks (continued)
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	$1,778	$1,486,153
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	2,222	1,923,809
4.85%, 02/01/44	1,133	1,088,242
4.95%, 06/01/45	1,464	1,403,634
5.40%, 01/06/42	1,657	1,704,778
5.50%, 10/15/40	1,209	1,276,618
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	2,650	2,742,747
5.60%, 07/15/41	1,951	2,060,990
5.63%, 08/16/43(a)	1,603	1,671,677
6.40%, 05/15/38	2,552	2,921,318
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	254	190,738
4.34%, 01/09/48	1,209	1,013,242
5.30%, 12/01/45	574	549,837
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	580	512,618
4.15%, 03/07/39(a)	244	230,288
4.29%, 07/26/38(a)	304	292,058
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	1,844	1,197,720
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	1,553	1,227,469
3.97%, 07/22/38(d)	2,188	1,990,024
4.30%, 01/27/45	2,125	1,863,383
4.38%, 01/22/47	2,553	2,247,059
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,338	1,269,438
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	2,730	2,761,992
5.60%, 03/24/51, (1-day SOFR + 4.84%)(d)	2,234	2,283,113
6.38%, 07/24/42	1,947	2,200,522
MUFG Bank Ltd., 4.70%, 03/10/44(b)	200	185,662
National Australia Bank Ltd., 2.65%, 01/14/41(b)	250	179,326
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	273,151
Regions Financial Corp., 7.38%, 12/10/37	185	214,226
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	200	186,807
Societe Generale SA
3.63%, 03/01/41(b)	473	352,723
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	275	213,979
5.63%, 11/24/45(b)	200	188,658
7.13%, 01/19/55, (1-year CMT + 2.95%)(b)(d)	1,090	1,160,726
7.37%, 01/10/53(b)	722	787,114
Standard Chartered PLC
5.30%, 01/09/43(b)	372	361,682
5.70%, 03/26/44(a)(b)	1,541	1,554,699
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	301	214,344
2.93%, 09/17/41	638	476,302
3.05%, 01/14/42	335	260,846
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	810	834,864
5.84%, 07/09/44	875	918,138
6.18%, 07/13/43(a)	798	878,731
UBS AG/London, 4.50%, 06/26/48	704	628,077
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	1,252	961,254
4.88%, 05/15/45	2,073	1,943,796
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(d)	1,000	1,000,174
5.38%, 09/06/45, (1-year USD ICE Swap +1.86%)(b)(d)	1,925	1,917,912
5.53%, 05/06/47(b)(d)	600	601,884

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	$3,466	$2,737,060
3.90%, 05/01/45	2,143	1,768,721
4.40%, 06/14/46	2,082	1,772,845
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	2,823	2,488,215
4.65%, 11/04/44	2,496	2,225,255
4.75%, 12/07/46	2,244	2,005,611
4.90%, 11/17/45	2,504	2,284,847
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	5,693	5,344,549
5.38%, 11/02/43	2,104	2,073,903
5.61%, 01/15/44(a)	2,483	2,503,070
5.95%, 12/01/86	586	612,870
Wells Fargo Bank NA
5.85%, 02/01/37	1,100	1,171,214
5.95%, 08/26/36	745	801,242
6.60%, 01/15/38(a)	1,350	1,530,319
Westpac Banking Corp.
2.96%, 11/16/40(a)	626	485,254
3.13%, 11/18/41	149	114,368
4.42%, 07/24/39	337	316,568
		215,821,323
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	4,996	4,992,379
4.90%, 02/01/46	8,609	8,108,148
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	110	93,888
4.63%, 02/01/44	739	676,512
4.70%, 02/01/36	815	814,409
4.90%, 02/01/46	2,112	1,982,221
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	209	175,563
4.35%, 06/01/40(a)	410	378,733
4.38%, 04/15/38(a)	955	920,232
4.44%, 10/06/48	2,752	2,413,641
4.50%, 06/01/50(a)	910	832,865
4.60%, 04/15/48	320	290,288
4.60%, 06/01/60(a)	355	301,419
4.75%, 04/15/58	565	505,906
4.95%, 01/15/42	1,405	1,365,469
5.45%, 01/23/39	2,905	3,044,875
5.55%, 01/23/49	4,703	4,785,302
5.80%, 01/23/59	1,982	2,066,471
8.00%, 11/15/39	1,106	1,428,759
8.20%, 01/15/39	1,973	2,568,031
Bacardi Ltd.
5.15%, 05/15/38(b)	359	343,173
5.30%, 05/15/48(b)	563	509,964
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)(b)	428	423,465
Brown-Forman Corp.
3.75%, 01/15/43	215	171,067
4.00%, 04/15/38	205	186,437
4.50%, 07/15/45	470	413,207
Coca-Cola Co. (The)
2.50%, 06/01/40	900	678,590
2.50%, 03/15/51	1,379	847,788
2.60%, 06/01/50	1,321	839,324
2.75%, 06/01/60	1,422	857,584
Security	Par (000)	Value
Beverages (continued)
2.88%, 05/05/41	$682	$530,043
3.00%, 03/05/51	1,749	1,196,891
4.20%, 03/25/50	492	422,184
5.20%, 01/14/55	1,385	1,365,818
5.30%, 05/13/54	970	969,800
5.40%, 05/13/64	1,755	1,752,610
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	449	442,238
Constellation Brands Inc.
3.75%, 05/01/50	603	447,827
4.10%, 02/15/48	519	413,265
4.50%, 05/09/47	489	412,582
5.25%, 11/15/48	429	402,232
Diageo Capital PLC
3.88%, 04/29/43	488	407,919
5.88%, 09/30/36	596	650,097
Diageo Investment Corp., 4.25%, 05/11/42	420	366,702
Embotelladora Andina SA, 3.95%, 01/21/50(b)	20	15,681
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	685	507,287
4.38%, 05/10/43	219	194,547
Heineken NV
4.00%, 10/01/42(b)	431	366,798
4.35%, 03/29/47(a)(b)	515	439,253
Keurig Dr Pepper Inc.
3.35%, 03/15/51	457	308,491
3.80%, 05/01/50	832	611,928
4.42%, 12/15/46	474	393,559
4.50%, 11/15/45	500	424,891
4.50%, 04/15/52	1,026	842,493
5.09%, 05/25/48	405	364,414
Molson Coors Beverage Co.
4.20%, 07/15/46	1,660	1,359,342
5.00%, 05/01/42	1,028	961,475
PepsiCo Inc.
2.63%, 10/21/41	752	553,597
2.75%, 10/21/51	941	605,914
2.88%, 10/15/49	1,050	708,842
3.38%, 07/29/49	501	369,187
3.45%, 10/06/46	817	630,230
3.50%, 03/19/40	360	307,793
3.60%, 08/13/42	220	181,680
3.63%, 03/19/50	949	733,605
3.88%, 03/19/60	449	348,465
4.00%, 03/05/42	499	436,375
4.00%, 05/02/47	585	488,742
4.20%, 07/18/52	910	762,225
4.25%, 10/22/44	510	450,702
4.45%, 04/14/46	944	850,192
4.60%, 07/17/45(a)	245	231,712
4.65%, 02/15/53	779	701,573
4.88%, 11/01/40	473	467,210
5.25%, 07/17/54(a)	670	664,128
5.50%, 01/15/40	680	721,770
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(b)	349	214,756
Pernod Ricard SA, 5.50%, 01/15/42(b)	768	754,826
		70,769,601
Biotechnology — 1.7%
Amgen Inc.
2.77%, 09/01/53(a)	1,180	717,991
2.80%, 08/15/41	602	446,338

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.00%, 01/15/52(a)	$1,008	$668,580
3.15%, 02/21/40	1,474	1,179,236
3.38%, 02/21/50	1,608	1,169,571
4.20%, 02/22/52	894	723,453
4.40%, 05/01/45	2,395	2,089,692
4.40%, 02/22/62	1,234	989,426
4.56%, 06/15/48	1,267	1,104,681
4.66%, 06/15/51	3,577	3,135,100
4.88%, 03/01/53	1,275	1,146,294
4.95%, 10/01/41	578	554,720
5.15%, 11/15/41	736	721,300
5.60%, 03/02/43	2,672	2,730,068
5.65%, 06/15/42	406	416,925
5.65%, 03/02/53	4,312	4,332,132
5.75%, 03/15/40	429	451,376
5.75%, 03/02/63	2,685	2,690,037
6.38%, 06/01/37	531	595,377
6.40%, 02/01/39	255	284,449
6.90%, 06/01/38(a)	195	226,837
Baxalta Inc., 5.25%, 06/23/45	475	461,278
Biogen Inc.
3.15%, 05/01/50	1,346	893,992
3.25%, 02/15/51	611	409,291
5.20%, 09/15/45	1,033	969,347
6.45%, 05/15/55	590	633,304
CSL Finance PLC
4.63%, 04/27/42(b)	430	394,705
4.75%, 04/27/52(a)(b)	1,014	889,262
4.95%, 04/27/62(a)(b)	434	386,055
5.42%, 04/03/54(b)	700	676,517
Gilead Sciences Inc.
2.60%, 10/01/40	1,074	801,897
2.80%, 10/01/50(a)	1,439	933,407
4.00%, 09/01/36	855	805,753
4.15%, 03/01/47	1,686	1,426,745
4.50%, 02/01/45	1,789	1,611,522
4.75%, 03/01/46	2,116	1,958,830
4.80%, 04/01/44	1,564	1,465,861
5.50%, 11/15/54	935	944,278
5.55%, 10/15/53	879	894,616
5.60%, 11/15/64	850	862,771
5.65%, 12/01/41	928	975,140
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	611	384,584
Royalty Pharma PLC
3.30%, 09/02/40	913	716,706
3.35%, 09/02/51	506	342,390
3.55%, 09/02/50	888	624,740
5.90%, 09/02/54	447	448,007
5.95%, 09/25/55	550	555,315
		47,839,896
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.75%, 09/22/46(b)	420	372,913
7.13%, 07/15/36(b)	410	474,688
Carlisle Companies Inc., 5.55%, 09/15/40	75	76,249
Carrier Global Corp.
3.38%, 04/05/40	1,554	1,268,886
3.58%, 04/05/50	1,481	1,111,999
6.20%, 03/15/54	525	576,997
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	420	361,936
Security	Par (000)	Value
Building Materials (continued)
4.50%, 04/04/48(a)(b)	$560	$487,396
5.00%, 02/09/36	1,400	1,413,414
5.60%, 02/09/56(a)	675	676,622
5.88%, 01/09/55	390	406,002
CRH America Inc., 5.13%, 05/18/45(b)	321	306,510
Fortune Brands Innovations Inc., 4.50%, 03/25/52(a)	346	283,200
Johnson Controls International PLC
4.50%, 02/15/47	528	462,451
4.63%, 07/02/44	281	252,627
4.95%, 07/02/64(c)	266	234,038
6.00%, 01/15/36	303	332,399
Martin Marietta Materials Inc.
3.20%, 07/15/51(a)	712	487,665
4.25%, 12/15/47	689	581,857
5.50%, 12/01/54	682	678,479
Masco Corp.
3.13%, 02/15/51	186	124,461
4.50%, 05/15/47(a)	432	373,758
Owens Corning
4.30%, 07/15/47	584	481,468
4.40%, 01/30/48	489	405,862
5.95%, 06/15/54(a)	590	605,199
7.00%, 12/01/36	466	535,304
Trane Technologies Financing Ltd.
4.50%, 03/21/49	338	295,371
4.65%, 11/01/44	222	203,916
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	288	246,187
5.75%, 06/15/43	433	458,802
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	231,583
Vulcan Materials Co.
4.50%, 06/15/47	800	701,962
4.70%, 03/01/48	422	378,272
5.70%, 12/01/54	650	662,540
		16,551,013
Chemicals — 1.4%
Air Liquide Finance SA, 3.50%, 09/27/46(a)(b)	615	478,895
Air Products and Chemicals Inc.
2.70%, 05/15/40(a)	593	450,370
2.80%, 05/15/50	831	544,003
Albemarle Corp.
5.45%, 12/01/44(a)	432	397,650
5.65%, 06/01/52	386	350,334
CF Industries Inc.
4.95%, 06/01/43	589	534,243
5.38%, 03/15/44	754	718,590
Dow Chemical Co. (The)
3.60%, 11/15/50	711	473,580
4.38%, 11/15/42	1,699	1,372,060
4.63%, 10/01/44	1,141	930,122
4.80%, 05/15/49	1,060	855,418
5.25%, 11/15/41	1,309	1,204,043
5.55%, 11/30/48(a)	634	569,651
5.60%, 02/15/54(a)	655	585,187
5.65%, 03/15/36(a)	575	577,474
5.95%, 03/15/55(a)	480	448,364
6.90%, 05/15/53(a)	905	949,442
9.40%, 05/15/39	501	653,771

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
DuPont de Nemours Inc.
5.32%, 11/15/38	$763	$777,823
5.42%, 11/15/48	431	410,555
Eastman Chemical Co.
4.65%, 10/15/44	811	695,283
4.80%, 09/01/42	560	500,077
Ecolab Inc.
2.13%, 08/15/50	377	212,041
2.70%, 12/15/51(a)	820	516,155
2.75%, 08/18/55	672	413,462
3.95%, 12/01/47	561	460,742
5.50%, 12/08/41	404	418,012
FMC Corp.
4.50%, 10/01/49	538	357,539
6.38%, 05/18/53(a)	426	344,094
International Flavors & Fragrances Inc.
3.27%, 11/15/40(b)	254	197,248
3.47%, 12/01/50(a)(b)	692	482,417
4.38%, 06/01/47	345	281,638
5.00%, 09/26/48(a)	645	576,604
Linde Inc./CT
2.00%, 08/10/50	279	152,411
3.55%, 11/07/42	660	536,181
LYB International Finance BV
4.88%, 03/15/44(a)	969	814,930
5.25%, 07/15/43	762	670,703
LYB International Finance III LLC
3.38%, 10/01/40	1,358	1,002,134
3.63%, 04/01/51(a)	848	557,516
3.80%, 10/01/60	1,333	849,438
4.20%, 10/15/49	971	711,511
4.20%, 05/01/50	910	663,433
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,039	799,632
Mosaic Co. (The)
4.88%, 11/15/41	295	269,035
5.63%, 11/15/43(a)	605	587,934
Nutrien Ltd.
3.95%, 05/13/50	381	295,668
4.90%, 06/01/43	500	460,375
5.00%, 04/01/49	814	744,861
5.25%, 01/15/45	398	378,301
5.63%, 12/01/40	661	671,619
5.80%, 03/27/53(a)	608	619,717
5.88%, 12/01/36	447	474,092
6.13%, 01/15/41	274	289,974
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(b)	473	337,716
5.88%, 09/17/44(b)	709	544,505
6.75%, 09/19/42(b)	455	391,460
PPG Industries Inc., 5.50%, 11/15/40(a)	235	243,882
RPM International Inc.
4.25%, 01/15/48	270	226,193
5.25%, 06/01/45(a)	344	332,276
Sherwin-Williams Co. (The)
2.90%, 03/15/52	393	246,870
3.30%, 05/15/50	388	269,458
3.80%, 08/15/49	671	513,842
4.00%, 12/15/42	239	200,323
4.50%, 06/01/47	1,164	1,010,199
4.55%, 08/01/45	533	465,747
Security	Par (000)	Value
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	$616	$437,976
4.25%, 01/22/50(a)(b)	360	293,759
Westlake Corp.
2.88%, 08/15/41(a)	404	277,057
3.13%, 08/15/51	834	514,328
3.38%, 08/15/61	761	457,607
4.38%, 11/15/47	583	455,193
5.00%, 08/15/46(a)	675	580,660
6.38%, 11/15/55(a)	405	404,363
		38,489,766
Commercial Services — 1.5%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(b)	150	126,456
American University (The), Series 2019, 3.67%, 04/01/49	410	317,407
Brown University, Series A, 2.92%, 09/01/50	473	319,057
California Endowment (The), Series 2021, 2.50%, 04/01/51	420	255,361
California Institute of Technology
3.65%, 09/01/2119	477	310,819
4.32%, 08/01/45	418	369,375
4.70%, 11/01/2111	310	252,905
Case Western Reserve University, 5.41%, 06/01/2122	265	250,691
Claremont Mckenna College, 3.78%, 01/01/2122	245	163,268
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	420	366,603
5.63%, 09/25/48(b)	1,311	1,304,302
6.85%, 07/02/37(a)(b)	1,655	1,887,818
Duke University
3.20%, 10/01/38	160	137,601
3.30%, 10/01/46	190	142,810
Series 2020, 2.68%, 10/01/44	312	230,477
Series 2020, 2.76%, 10/01/50(a)	274	178,863
Series 2020, 2.83%, 10/01/55	522	333,982
Emory University, Series 2020, 2.97%, 09/01/50	306	207,837
Equifax Inc., 7.00%, 07/01/37	190	216,460
ERAC USA Finance LLC
4.20%, 11/01/46(a)(b)	693	585,795
4.50%, 02/15/45(b)	336	297,683
5.40%, 05/01/53(b)	1,010	996,824
5.63%, 03/15/42(b)	452	465,608
7.00%, 10/15/37(b)	1,380	1,614,418
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	311	261,326
Series 2020, 2.42%, 06/01/50(a)	359	222,031
Series 2020, 2.82%, 06/01/70	540	316,051
George Washington University (The)
4.87%, 09/15/45	392	365,330
Series 2014, 4.30%, 09/15/44(a)	252	219,873
Series 2016, 3.55%, 09/15/46	474	363,114
Series 2018, 4.13%, 09/15/48	462	383,918
Georgetown University (The)
5.12%, 04/01/53(a)	235	221,482
Series 20A, 2.94%, 04/01/50	406	265,043
Series A, 5.22%, 10/01/2118	215	193,207
Series B, 4.32%, 04/01/49	192	162,033
Global Payments Inc.
4.15%, 08/15/49	610	456,666
5.95%, 08/15/52(a)	600	576,500

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Howard University, 5.21%, 10/01/52	$225	$195,669
ITR Concession Co. LLC, 5.28%, 07/15/40(b)	30	30,061
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	291	239,945
Series A, 2.81%, 01/01/60	280	167,221
Leland Stanford Junior University (The)
2.41%, 06/01/50(a)	413	253,222
3.46%, 05/01/47	240	186,252
3.65%, 05/01/48	617	495,729
Massachusetts Institute of Technology
3.07%, 04/01/52	375	259,014
3.89%, 07/01/2116	400	283,905
3.96%, 07/01/38	189	177,916
4.68%, 07/01/2114	534	454,199
5.60%, 07/01/2111	692	703,283
5.62%, 06/01/55	750	789,285
Series F, 2.99%, 07/01/50	414	285,609
Series G, 2.29%, 07/01/51	651	378,189
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	193	150,461
Moody's Corp.
2.55%, 08/18/60(a)	341	182,682
2.75%, 08/19/41	380	276,511
3.10%, 11/29/61(a)	447	282,724
3.25%, 05/20/50	204	140,892
3.75%, 02/25/52	232	175,630
4.88%, 12/17/48	299	270,498
5.25%, 07/15/44	590	570,407
Northeastern University, Series 2020, 2.89%, 10/01/50	215	147,469
Northwestern University
3.69%, 12/01/38(a)	165	148,730
3.87%, 12/01/48	190	150,232
4.64%, 12/01/44(a)	580	560,969
4.94%, 12/01/35(a)	40	41,272
Series 2017, 3.66%, 12/01/57(a)	247	183,733
Series 2020, 2.64%, 12/01/50	232	148,293
PayPal Holdings Inc.
3.25%, 06/01/50(a)	739	514,451
5.05%, 06/01/52(a)	901	838,187
5.25%, 06/01/62	476	446,382
5.50%, 06/01/54	340	336,598
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	640	608,800
President and Fellows of Harvard College
2.52%, 10/15/50	439	271,961
3.15%, 07/15/46	345	257,399
3.30%, 07/15/56	409	287,598
3.62%, 10/01/37(a)	597	536,956
3.75%, 11/15/52	434	340,752
4.88%, 10/15/40	115	115,127
5.26%, 03/15/36	10	10,497
6.50%, 01/15/39(b)	290	336,469
Quanta Services Inc., 3.05%, 10/01/41	673	505,104
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	747	462,552
S&P Global Inc.
2.30%, 08/15/60(a)	765	396,744
3.25%, 12/01/49	800	575,792
3.70%, 03/01/52	727	561,589
3.90%, 03/01/62	376	287,137
Security	Par (000)	Value
Commercial Services (continued)
4.50%, 05/15/48(a)	$195	$167,516
6.55%, 11/15/37(a)	240	273,911
Thomas Jefferson University, 3.85%, 11/01/57	163	116,894
TR Finance LLC
5.65%, 11/23/43	220	222,888
5.85%, 04/15/40	245	257,056
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/36(a)(b)	475	475,576
Trustees of Boston College
3.13%, 07/01/52	202	140,383
3.99%, 07/01/47	230	193,058
Trustees of Dartmouth College, 3.47%, 06/01/46	190	147,034
Trustees of Princeton University (The)
4.20%, 03/01/52	275	236,089
5.70%, 03/01/39	199	217,485
Series 2020, 2.52%, 07/01/50	400	252,445
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	274	177,446
4.67%, 09/01/2112	245	206,004
Series 2020, 2.40%, 10/01/50	190	114,269
Trustees of Tufts College
3.10%, 08/15/51	230	153,892
Series 2012, 5.02%, 04/15/2112(a)	200	170,534
University of Chicago (The)
3.00%, 10/01/52(a)	40	27,603
4.00%, 10/01/53	345	277,710
Series 20B, 2.76%, 04/01/45	190	152,055
Series C, 2.55%, 04/01/50	380	251,478
University of Miami, 4.06%, 04/01/52(a)	410	334,088
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	427	337,189
Series 2017, 3.39%, 02/15/48	288	220,038
University of Southern California
2.81%, 10/01/50	441	284,421
3.03%, 10/01/39	242	202,604
4.98%, 10/01/53(a)	425	402,304
5.25%, 10/01/2111	262	251,642
Series 2017, 3.84%, 10/01/47	142	116,279
Series 21A, 2.95%, 10/01/51(a)	469	311,924
Series A, 3.23%, 10/01/2120(a)	270	159,779
Verisk Analytics Inc.
3.63%, 05/15/50	285	208,868
5.13%, 02/15/36	450	456,446
5.50%, 06/15/45	223	220,690
Washington University (The)
3.52%, 04/15/54	435	323,667
4.35%, 04/15/2122	407	313,638
Wesleyan University, 4.78%, 07/01/2116(a)	201	165,225
William Marsh Rice University
3.57%, 05/15/45(a)	323	262,084
3.77%, 05/15/55	255	199,011
Yale University, Series 2020, 2.40%, 04/15/50	381	233,483
		40,593,797
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41	1,305	950,677
2.40%, 08/20/50	1,735	1,062,757
2.55%, 08/20/60	1,699	986,684
2.65%, 05/11/50(a)	3,010	1,937,769
2.65%, 02/08/51	2,804	1,791,482
2.70%, 08/05/51	1,656	1,062,919

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.80%, 02/08/61	$1,645	$996,389
2.85%, 08/05/61	1,375	840,551
2.95%, 09/11/49	2,043	1,408,639
3.45%, 02/09/45	2,105	1,677,855
3.75%, 09/12/47	1,620	1,310,529
3.75%, 11/13/47	1,432	1,160,836
3.85%, 05/04/43	3,194	2,748,155
3.85%, 08/04/46	2,446	2,025,697
3.95%, 08/08/52(a)	1,645	1,334,604
4.10%, 08/08/62	1,130	914,770
4.25%, 02/09/47	1,460	1,281,772
4.38%, 05/13/45	1,942	1,765,169
4.45%, 05/06/44	922	862,742
4.50%, 02/23/36(a)	774	790,994
4.65%, 02/23/46	3,948	3,703,870
4.85%, 05/10/53(a)	1,196	1,159,039
Dell Inc.
5.40%, 09/10/40	188	185,251
6.50%, 04/15/38	195	212,538
Dell International LLC/EMC Corp.
3.38%, 12/15/41	760	587,483
3.45%, 12/15/51(a)	569	396,045
5.10%, 02/15/36	825	823,890
8.10%, 07/15/36	866	1,055,966
8.35%, 07/15/46(a)	490	632,369
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,280	1,198,000
6.35%, 10/15/45(a)	1,313	1,359,797
HP Inc., 6.00%, 09/15/41(a)	1,002	1,029,278
IBM International Capital Pte Ltd.
5.25%, 02/05/44	905	889,243
5.30%, 02/05/54	1,293	1,232,209
International Business Machines Corp.
2.85%, 05/15/40	704	536,671
2.95%, 05/15/50	662	432,503
3.43%, 02/09/52	931	656,156
4.00%, 06/20/42	914	781,528
4.15%, 05/15/39	2,316	2,096,336
4.25%, 05/15/49(a)	2,798	2,313,887
4.70%, 02/19/46	532	477,909
4.90%, 07/27/52	815	736,828
5.10%, 02/06/53	791	738,557
5.60%, 11/30/39	1,070	1,124,015
5.70%, 02/10/55(a)	1,030	1,041,111
7.13%, 12/01/96(a)	762	917,750
Kyndryl Holdings Inc., 4.10%, 10/15/41	396	314,458
		53,543,677
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	374	300,898
4.00%, 08/15/45	529	457,011
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	547	366,593
3.70%, 08/15/42	174	137,836
4.15%, 03/15/47	363	295,995
4.38%, 06/15/45	401	342,461
5.15%, 05/15/53	485	456,394
6.00%, 05/15/37	535	585,231
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	757	607,746
Kenvue Inc.
5.05%, 03/22/53(a)	1,350	1,253,969
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.10%, 03/22/43(a)	$675	$655,444
5.20%, 03/22/63	880	813,805
Procter & Gamble Co. (The)
3.50%, 10/25/47(a)	350	273,253
3.55%, 03/25/40(a)	566	495,153
3.60%, 03/25/50(a)	438	341,715
5.55%, 03/05/37	625	683,491
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	516	324,846
		8,391,841
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	405	327,324
4.20%, 05/15/47	367	311,694
4.60%, 06/15/45	827	757,194
		1,396,212
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,947	1,605,210
American Express Co., 4.05%, 12/03/42	186	161,390
Apollo Global Management Inc., 5.80%, 05/21/54	682	676,034
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	447	314,450
Ares Management Corp., 5.60%, 10/11/54	695	658,400
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)(b)	513	321,690
2.85%, 08/05/51(b)	725	458,304
3.20%, 01/30/52(a)(b)	738	503,947
3.50%, 09/10/49(b)	508	368,787
4.00%, 10/02/47(b)	640	509,633
4.45%, 07/15/45(a)(b)	540	469,325
5.00%, 06/15/44(b)	516	485,475
6.25%, 08/15/42(a)(b)	105	112,248
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	350	243,443
Brookfield Asset Management Ltd., 6.08%, 09/15/55	585	603,054
Brookfield Finance Inc.
3.50%, 03/30/51	703	492,401
3.63%, 02/15/52	798	567,972
4.70%, 09/20/47	1,145	991,250
5.97%, 03/04/54(a)	885	900,009
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	645	448,109
CI Financial Corp., 4.10%, 06/15/51	330	233,405
CME Group Inc.
4.15%, 06/15/48(a)	882	753,992
5.30%, 09/15/43	946	961,436
FMR LLC
5.15%, 02/01/43(b)	350	338,143
6.45%, 11/15/39(b)	385	430,894
6.50%, 12/14/40(b)	527	593,776
Franklin Resources Inc., 2.95%, 08/12/51	345	221,452
Invesco Finance PLC, 5.38%, 11/30/43(a)	433	426,843
Jefferies Financial Group Inc.
6.25%, 01/15/36	402	427,259
6.50%, 01/20/43(a)	527	554,632
6.63%, 10/23/43	293	303,855
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	541	533,244
Legg Mason Inc., 5.63%, 01/15/44	640	643,347
LSEGA Financing PLC, 3.20%, 04/06/41(b)	1,015	790,518

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
2.95%, 03/15/51	$503	$337,714
3.65%, 06/01/49	969	755,452
3.80%, 11/21/46	562	460,121
3.85%, 03/26/50	1,426	1,143,813
3.95%, 02/26/48	459	379,230
Nasdaq Inc.
2.50%, 12/21/40	929	669,117
3.25%, 04/28/50	847	593,774
3.95%, 03/07/52	406	314,010
5.95%, 08/15/53	675	705,167
6.10%, 06/28/63	930	977,926
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(b)	346	303,695
Raymond James Financial Inc.
3.75%, 04/01/51	901	675,902
4.95%, 07/15/46	1,105	1,022,727
5.65%, 09/11/55	700	693,092
Visa Inc.
2.00%, 08/15/50(a)	1,602	887,472
2.70%, 04/15/40	1,172	911,666
3.65%, 09/15/47	610	484,470
4.15%, 12/14/35	1,216	1,185,162
4.30%, 12/14/45	3,300	2,921,445
Voya Financial Inc.
4.80%, 06/15/46	304	274,230
5.70%, 07/15/43	437	440,918
Western Union Co. (The)
6.20%, 11/17/36(a)	329	344,640
6.20%, 06/21/40	179	184,330
		34,770,000
Electric — 13.3%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	927	676,873
4.00%, 10/03/49(b)	633	519,138
4.75%, 03/09/37(b)	655	648,048
6.50%, 10/27/36(b)	1,015	1,166,303
AEP Texas Inc.
3.45%, 05/15/51	248	171,311
3.80%, 10/01/47	413	309,394
5.25%, 05/15/52	465	432,266
5.85%, 10/15/55	685	682,752
Series G, 4.15%, 05/01/49	371	290,992
Series H, 3.45%, 01/15/50(a)	547	380,128
AEP Transmission Co. LLC
3.15%, 09/15/49	525	362,560
3.75%, 12/01/47	579	450,848
3.80%, 06/15/49	474	364,847
4.00%, 12/01/46	490	401,345
4.25%, 09/15/48	471	393,143
4.50%, 06/15/52	550	476,598
5.40%, 03/15/53	695	688,863
Series M, 3.65%, 04/01/50	502	379,867
Series N, 2.75%, 08/15/51	416	261,884
Alabama Power Co.
3.00%, 03/15/52	569	376,655
3.13%, 07/15/51	503	339,901
3.45%, 10/01/49	920	670,764
3.75%, 03/01/45	678	542,028
3.85%, 12/01/42	385	321,058
4.10%, 01/15/42(a)	230	199,418
Security	Par (000)	Value
Electric (continued)
4.15%, 08/15/44	$439	$373,316
4.30%, 01/02/46	565	484,962
5.50%, 03/15/41	243	245,426
6.00%, 03/01/39	652	709,217
6.13%, 05/15/38	605	667,233
Series 11-C, 5.20%, 06/01/41(a)	250	248,159
Series A, 4.30%, 07/15/48(a)	484	409,886
Series B, 3.70%, 12/01/47(a)	915	709,047
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	818	668,646
Ameren Illinois Co.
2.90%, 06/15/51	356	231,562
3.25%, 03/15/50	342	240,553
3.70%, 12/01/47	537	417,163
4.15%, 03/15/46	505	426,266
4.30%, 07/01/44	400	343,845
4.50%, 03/15/49	493	427,591
4.80%, 12/15/43(a)	235	219,841
5.55%, 07/01/54	590	594,831
5.63%, 03/01/55	755	768,659
5.90%, 12/01/52	258	272,996
American Electric Power Co. Inc., 3.25%, 03/01/50	402	270,693
American Transmission Systems Inc., 5.00%, 09/01/44(b)	281	266,685
Appalachian Power Co.
4.40%, 05/15/44	128	109,173
4.45%, 06/01/45	296	252,395
7.00%, 04/01/38	504	580,125
Series P, 6.70%, 08/15/37	250	282,082
Series Y, 4.50%, 03/01/49	390	327,414
Series Z, 3.70%, 05/01/50(a)	480	353,468
Arizona Public Service Co.
2.65%, 09/15/50	265	163,001
3.35%, 05/15/50	485	339,743
3.50%, 12/01/49	632	456,524
3.75%, 05/15/46	288	223,316
4.20%, 08/15/48(a)	512	421,003
4.25%, 03/01/49	458	377,559
4.35%, 11/15/45(a)	484	411,593
4.50%, 04/01/42	301	269,108
4.70%, 01/15/44	215	187,119
5.05%, 09/01/41	236	227,752
5.90%, 08/15/55	520	534,607
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	177	190,332
Avista Corp.
4.00%, 04/01/52	198	155,364
4.35%, 06/01/48	501	422,133
Baltimore Gas & Electric Co.
2.90%, 06/15/50	478	312,537
3.20%, 09/15/49	625	433,839
3.50%, 08/15/46	949	714,668
3.75%, 08/15/47	460	361,398
4.25%, 09/15/48	470	393,027
4.55%, 06/01/52	626	541,172
5.40%, 06/01/53	824	807,555
5.65%, 06/01/54	445	452,059
6.35%, 10/01/36	315	354,342
Basin Electric Power Cooperative
4.75%, 04/26/47(b)	377	336,120
5.85%, 10/15/55(b)	735	735,874
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	1,819	1,150,372

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 07/15/48(a)	$1,062	$814,287
4.25%, 10/15/50	1,143	932,368
4.45%, 01/15/49	988	835,098
4.50%, 02/01/45	676	594,776
4.60%, 05/01/53	1,059	907,805
5.15%, 11/15/43	628	610,474
5.95%, 05/15/37	579	628,717
6.13%, 04/01/36(a)	1,347	1,471,430
Black Hills Corp.
3.88%, 10/15/49(a)	357	268,887
4.20%, 09/15/46	390	315,885
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	199	216,874
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	184	171,234
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	318	256,696
3.60%, 03/01/52	339	253,051
3.95%, 03/01/48	701	567,737
4.50%, 04/01/44	552	493,967
5.30%, 04/01/53	395	385,719
Series AD, 2.90%, 07/01/50	561	371,056
Series AF, 3.35%, 04/01/51	617	442,296
Series AJ, 4.85%, 10/01/52(a)	382	352,829
CEZ A/S, 5.63%, 04/03/42(b)	463	435,410
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	379	332,581
Cleco Power LLC
6.00%, 12/01/40	195	204,806
6.50%, 12/01/35(a)	165	182,025
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	216	229,993
CMS Energy Corp.
4.70%, 03/31/43	220	195,799
4.88%, 03/01/44	251	226,903
Comision Federal de Electricidad
4.68%, 02/09/51(a)(b)	542	410,154
5.75%, 02/14/42(a)(b)	731	685,195
6.13%, 06/16/45(a)(b)	515	487,705
6.26%, 02/15/52(b)	390	367,944
Commonwealth Edison Co.
3.00%, 03/01/50	648	434,499
3.65%, 06/15/46	555	433,165
3.70%, 03/01/45	438	348,482
3.80%, 10/01/42	340	279,301
4.00%, 03/01/48	891	721,536
4.00%, 03/01/49	588	468,698
4.35%, 11/15/45	458	395,323
4.60%, 08/15/43	320	290,840
4.70%, 01/15/44	357	327,394
5.30%, 02/01/53	589	569,977
5.65%, 06/01/54	565	574,835
5.95%, 06/01/55	410	435,286
6.45%, 01/15/38	374	422,764
Series 123, 3.75%, 08/15/47	882	688,937
Series 127, 3.20%, 11/15/49	535	369,840
Series 130, 3.13%, 03/15/51	1,254	853,222
Series 131, 2.75%, 09/01/51	590	372,770
Series 133, 3.85%, 03/15/52	1,005	775,315
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	917	743,010
Security	Par (000)	Value
Electric (continued)
4.30%, 04/15/44	$414	$363,200
5.25%, 01/15/53	416	400,207
6.35%, 06/01/36(a)	150	166,878
Series A, 4.15%, 06/01/45	282	237,932
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	663	450,609
3.60%, 06/15/61	688	484,325
3.70%, 11/15/59	442	315,743
3.85%, 06/15/46	722	578,028
3.95%, 03/01/43	672	564,612
4.45%, 03/15/44	736	651,006
4.50%, 12/01/45	751	661,143
4.50%, 05/15/58	584	487,951
4.63%, 12/01/54	813	699,576
5.70%, 06/15/40	585	611,738
5.70%, 05/15/54	1,108	1,128,974
5.75%, 11/15/55	330	337,513
5.90%, 11/15/53	1,415	1,476,121
6.15%, 11/15/52	860	922,953
Series 06-A, 5.85%, 03/15/36	265	285,496
Series 06-B, 6.20%, 06/15/36	345	383,062
Series 06-E, 5.70%, 12/01/36	202	214,659
Series 07-A, 6.30%, 08/15/37	474	530,993
Series 08-B, 6.75%, 04/01/38	710	821,585
Series 09-C, 5.50%, 12/01/39	655	675,440
Series 12-A, 4.20%, 03/15/42	568	495,633
Series 2017, 3.88%, 06/15/47	950	754,756
Series 20B, 3.95%, 04/01/50	828	661,766
Series A, 4.13%, 05/15/49	886	719,341
Series C, 3.00%, 12/01/60	700	424,183
Series C, 4.00%, 11/15/57	234	178,229
Series C, 4.30%, 12/01/56	418	338,798
Series E, 4.65%, 12/01/48	604	535,576
Consorcio Transmantaro SA, 5.20%, 04/11/38(b)	572	567,797
Constellation Energy Generation LLC
5.60%, 06/15/42	674	682,790
5.75%, 10/01/41	265	272,739
5.75%, 03/15/54	830	833,109
6.25%, 10/01/39	662	725,348
6.50%, 10/01/53	734	810,323
Consumers Energy Co.
3.10%, 08/15/50	512	351,520
3.25%, 08/15/46(a)	665	493,230
3.50%, 08/01/51	456	338,271
3.75%, 02/15/50	540	416,653
3.95%, 05/15/43	339	283,921
3.95%, 07/15/47	320	259,515
4.05%, 05/15/48	531	437,998
4.10%, 11/15/45	150	124,545
4.20%, 09/01/52	340	280,606
4.35%, 04/15/49	504	430,835
4.35%, 08/31/64	296	236,553
Dayton Power & Light Co. (The), 3.95%, 06/15/49	458	345,809
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	243	205,166
4.15%, 05/15/45(a)	206	177,301
Dominion Energy Inc.
4.70%, 12/01/44	472	421,601
4.85%, 08/15/52	545	476,951
7.00%, 06/15/38	583	672,495
Series A, 4.60%, 03/15/49	356	300,540

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 3.30%, 04/15/41	$477	$367,995
Series C, 4.05%, 09/15/42	279	229,645
Series C, 4.90%, 08/01/41	367	342,843
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	338	307,407
5.10%, 06/01/65	646	586,413
5.45%, 02/01/41	312	317,342
6.05%, 01/15/38	578	629,787
6.25%, 10/15/53	515	568,296
DTE Electric Co.
2.95%, 03/01/50	520	352,485
3.70%, 03/15/45	452	362,002
3.70%, 06/01/46	334	263,573
3.75%, 08/15/47	800	627,082
3.95%, 06/15/42	215	181,003
3.95%, 03/01/49	626	505,823
4.30%, 07/01/44	308	268,678
5.40%, 04/01/53(a)	451	448,225
5.70%, 10/01/37	128	135,106
5.85%, 05/15/55	555	583,375
Series A, 4.00%, 04/01/43(a)	281	239,100
Series A, 4.05%, 05/15/48	505	417,477
Series A, 6.63%, 06/01/36	165	189,619
Series B, 3.25%, 04/01/51	382	270,460
Series B, 3.65%, 03/01/52	455	343,102
Duke Energy Carolinas LLC
3.20%, 08/15/49	896	622,218
3.45%, 04/15/51	822	594,222
3.55%, 03/15/52	1,113	819,560
3.70%, 12/01/47	787	608,506
3.75%, 06/01/45	532	425,330
3.88%, 03/15/46	781	630,513
3.95%, 03/15/48	938	756,727
4.00%, 09/30/42	673	574,214
4.25%, 12/15/41	379	338,615
5.30%, 02/15/40	790	810,274
5.35%, 01/15/53	888	868,891
5.40%, 01/15/54(a)	897	890,832
6.00%, 01/15/38	536	582,936
6.05%, 04/15/38	539	589,511
6.10%, 06/01/37	537	586,262
Duke Energy Corp.
3.30%, 06/15/41	471	366,801
3.50%, 06/15/51	771	547,594
3.75%, 09/01/46	1,478	1,141,430
3.95%, 08/15/47(a)	806	633,581
4.20%, 06/15/49	593	476,419
4.80%, 12/15/45	666	599,796
5.00%, 08/15/52	1,330	1,200,028
5.70%, 09/15/55	1,005	1,002,943
5.80%, 06/15/54	1,005	1,017,365
6.10%, 09/15/53	628	661,423
Duke Energy Florida LLC
3.00%, 12/15/51	508	333,902
3.40%, 10/01/46	758	564,041
3.85%, 11/15/42	480	399,607
4.20%, 07/15/48	639	530,984
5.65%, 04/01/40	401	421,017
5.95%, 11/15/52	620	651,840
6.20%, 11/15/53	870	951,563
6.35%, 09/15/37	539	605,163
Security	Par (000)	Value
Electric (continued)
6.40%, 06/15/38	$974	$1,102,748
Duke Energy Indiana LLC
2.75%, 04/01/50	418	265,269
3.75%, 05/15/46	586	462,676
5.40%, 04/01/53	580	564,255
5.90%, 05/15/55	410	428,927
6.35%, 08/15/38	325	363,471
6.45%, 04/01/39	450	503,332
Series UUU, 4.20%, 03/15/42	349	303,551
Series WWW, 4.90%, 07/15/43	331	311,329
Series YYY, 3.25%, 10/01/49	651	454,608
Duke Energy Ohio Inc.
3.70%, 06/15/46	279	216,926
4.30%, 02/01/49	554	461,890
5.55%, 03/15/54	395	394,958
5.65%, 04/01/53	355	357,886
Duke Energy Progress LLC
2.50%, 08/15/50	755	454,073
2.90%, 08/15/51	764	493,746
3.60%, 09/15/47	631	482,462
3.70%, 10/15/46	789	613,619
4.00%, 04/01/52	453	360,326
4.10%, 05/15/42	577	499,620
4.10%, 03/15/43	421	360,916
4.15%, 12/01/44	533	451,683
4.20%, 08/15/45	635	540,683
4.38%, 03/30/44	336	293,424
5.35%, 03/15/53	560	546,673
5.55%, 03/15/55	745	747,572
6.30%, 04/01/38(a)	353	396,935
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	701	792,620
El Paso Electric Co., 5.00%, 12/01/44	198	176,762
Electricite de France SA
4.88%, 09/21/38(b)	541	512,180
4.88%, 01/22/44(b)	908	817,617
4.95%, 10/13/45(a)(b)	1,051	948,071
5.00%, 09/21/48(a)(b)	1,214	1,090,982
5.25%, 10/13/55(a)(b)	316	286,183
5.60%, 01/27/40(b)	848	868,015
6.00%, 04/22/64(b)	1,065	1,057,428
6.00%, 01/22/2114(a)(b)	574	570,675
6.38%, 01/13/55(b)	700	738,943
6.90%, 05/23/53(b)	925	1,041,640
6.95%, 01/26/39(b)	1,595	1,801,931
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	145	156,845
Emera U.S. Finance LP, 4.75%, 06/15/46	1,314	1,135,373
Enel Finance America LLC, 2.88%, 07/12/41(b)	561	407,941
Enel Finance International NV
4.75%, 05/25/47(b)	1,586	1,393,219
5.50%, 06/15/52(b)	880	842,822
5.75%, 09/30/55(b)	1,030	1,014,875
6.00%, 10/07/39(b)	1,329	1,409,896
6.80%, 09/15/37(a)(b)	1,031	1,166,390
7.75%, 10/14/52(b)	884	1,090,234
Engie SA, 5.88%, 04/10/54(b)	20	20,479
Entergy Arkansas LLC
2.65%, 06/15/51	522	318,029
3.35%, 06/15/52	510	354,299
4.20%, 04/01/49(a)	503	413,422

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 12/15/44(a)	$215	$202,773
5.75%, 06/01/54	395	407,615
Entergy Corp.
3.75%, 06/15/50	590	435,882
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	225	226,338
Entergy Louisiana LLC
2.90%, 03/15/51	725	465,672
3.10%, 06/15/41	458	349,852
4.20%, 09/01/48	807	664,616
4.20%, 04/01/50	678	553,094
4.75%, 09/15/52	512	456,211
4.95%, 01/15/45	307	284,206
5.70%, 03/15/54	830	840,189
5.80%, 03/15/55	785	807,238
Entergy Mississippi LLC
3.50%, 06/01/51	474	340,672
3.85%, 06/01/49	596	463,964
5.80%, 04/15/55	630	648,097
5.85%, 06/01/54	350	360,923
Entergy Texas Inc.
3.55%, 09/30/49	545	397,097
4.50%, 03/30/39	183	172,437
5.00%, 09/15/52	381	346,733
5.15%, 06/01/45(a)	200	190,989
5.55%, 09/15/54	410	404,956
5.80%, 09/01/53	437	445,155
Evergy Kansas Central Inc.
3.25%, 09/01/49	320	223,305
3.45%, 04/15/50	885	636,247
4.10%, 04/01/43	464	392,904
4.13%, 03/01/42	291	249,408
4.25%, 12/01/45	288	243,798
4.63%, 09/01/43	229	204,337
5.70%, 03/15/53	194	196,159
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	254	215,182
Evergy Metro Inc.
4.20%, 06/15/47	351	291,017
4.20%, 03/15/48	115	95,779
5.30%, 10/01/41	381	379,005
Series 2019, 4.13%, 04/01/49	395	319,580
Eversource Energy, 3.45%, 01/15/50	648	465,530
Exelon Corp.
4.10%, 03/15/52	582	454,163
4.45%, 04/15/46	869	743,229
4.70%, 04/15/50	666	579,656
5.10%, 06/15/45	729	684,976
5.60%, 03/15/53	1,010	996,559
5.88%, 03/15/55	485	496,629
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	485	507,272
FirstEnergy Corp.
Series C, 3.40%, 03/01/50(a)	895	627,841
Series C, 4.85%, 07/15/47	610	541,322
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38(a)	189	207,760
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	490	425,117
5.45%, 07/15/44(b)	331	323,790
Florida Power & Light Co.
2.88%, 12/04/51	1,375	896,102
3.15%, 10/01/49	835	584,670
Security	Par (000)	Value
Electric (continued)
3.70%, 12/01/47	$708	$553,914
3.80%, 12/15/42(a)	384	320,386
3.95%, 03/01/48	849	692,339
3.99%, 03/01/49	620	501,668
4.05%, 06/01/42	537	464,745
4.05%, 10/01/44	601	504,353
4.13%, 02/01/42	510	448,080
4.13%, 06/01/48	562	467,160
5.13%, 06/01/41(a)	230	232,006
5.25%, 02/01/41	277	278,627
5.30%, 04/01/53	1,023	1,003,177
5.60%, 06/15/54	928	947,724
5.65%, 02/01/37(a)	250	268,851
5.69%, 03/01/40	471	500,209
5.70%, 03/15/55	1,160	1,205,197
5.80%, 03/15/65	680	712,959
5.95%, 02/01/38	502	549,138
5.96%, 04/01/39	332	361,511
Georgia Power Co.
4.30%, 03/15/42	980	871,465
4.30%, 03/15/43	569	500,358
5.13%, 05/15/52	685	650,091
5.40%, 06/01/40	7	7,153
5.50%, 10/01/55	700	694,181
Series 10-C, 4.75%, 09/01/40	163	156,675
Series A, 3.25%, 03/15/51	602	418,484
Series B, 3.70%, 01/30/50	844	645,898
Great River Energy, 6.25%, 07/01/38(b)	35	36,528
Iberdrola International BV, 6.75%, 07/15/36	250	284,518
Idaho Power Co.
3.65%, 03/01/45	169	129,518
5.50%, 03/15/53	340	338,862
5.70%, 03/15/55	415	423,159
5.80%, 04/01/54	225	231,763
Series K, 4.20%, 03/01/48	520	435,028
Indiana Michigan Power Co.
3.25%, 05/01/51	445	303,386
4.25%, 08/15/48	635	519,763
5.63%, 04/01/53	465	469,232
6.05%, 03/15/37	263	289,513
Series K, 4.55%, 03/15/46	505	443,437
Series L, 3.75%, 07/01/47	420	327,190
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	390	313,106
4.70%, 09/01/45(b)	196	169,056
5.70%, 04/01/54(a)(b)	465	466,462
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)(b)	905	708,262
4.88%, 01/14/48(b)	607	486,878
Interchile SA, 4.50%, 06/30/56(b)	1,050	913,265
International Transmission Co., 4.63%, 08/15/43	145	129,276
Interstate Power & Light Co.
3.10%, 11/30/51	188	123,986
3.70%, 09/15/46	354	270,467
4.70%, 10/15/43	133	117,936
5.45%, 09/30/54	140	135,079
6.25%, 07/15/39(a)	165	179,586
Interstate Power and Light Co.
3.50%, 09/30/49(a)	321	234,622
5.60%, 10/01/55	340	335,950
ITC Holdings Corp., 5.30%, 07/01/43	263	256,148

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Jersey Central Power & Light Co.
5.15%, 01/15/36(b)	$100	$101,869
6.15%, 06/01/37(a)	271	297,074
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	252	244,581
Kentucky Utilities Co.
3.30%, 06/01/50	566	397,201
4.38%, 10/01/45	524	452,058
5.13%, 11/01/40	747	746,535
5.85%, 08/15/55	760	783,222
Series 1, 4.65%, 11/15/43	212	187,157
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	176	183,561
Louisville Gas and Electric Co.
4.25%, 04/01/49	431	356,869
4.38%, 10/01/45	150	129,441
4.65%, 11/15/43(a)	232	205,590
5.13%, 11/15/40(a)	190	190,140
5.85%, 08/15/55	825	847,411
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	66,922
Massachusetts Electric Co.
4.00%, 08/15/46(b)	720	584,862
5.87%, 02/26/54(b)	260	263,928
5.90%, 11/15/39(b)	487	516,998
MidAmerican Energy Co.
2.70%, 08/01/52	615	385,777
3.15%, 04/15/50	803	555,743
3.65%, 08/01/48	865	655,393
3.95%, 08/01/47	822	661,267
4.25%, 05/01/46	431	368,015
4.25%, 07/15/49	864	721,745
4.40%, 10/15/44	380	334,067
4.80%, 09/15/43	326	303,050
5.30%, 02/01/55	690	666,835
5.50%, 11/15/56	275	274,129
5.80%, 10/15/36	545	591,893
5.85%, 09/15/54(a)	725	759,413
Minejesa Capital BV, 5.63%, 08/10/37(b)	478	473,220
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	453	395,535
Series B, 3.10%, 07/30/51	215	144,092
Monongahela Power Co., 5.40%, 12/15/43(b)	604	598,063
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)(b)	237	197,921
5.64%, 03/15/40(b)	183	190,097
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	329	281,245
4.40%, 11/01/48	523	450,534
Nevada Power Co.
5.38%, 09/15/40	225	228,671
5.45%, 05/15/41(a)	230	233,233
5.90%, 05/01/53	522	533,111
6.00%, 03/15/54	560	582,993
Series EE, 3.13%, 08/01/50(a)	429	286,082
Series N, 6.65%, 04/01/36	291	329,354
Series R, 6.75%, 07/01/37	335	382,160
New England Power Co.
2.81%, 10/06/50(b)	283	176,536
3.80%, 12/05/47(b)	409	319,742
5.85%, 09/08/55(b)	190	193,121
5.94%, 11/25/52(b)	215	223,981
Security	Par (000)	Value
Electric (continued)
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	$245	$167,733
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	859	555,078
5.11%, 09/29/57(b)	15	13,832
5.25%, 02/28/53	1,210	1,139,800
5.55%, 03/15/54	838	820,829
5.90%, 03/15/55	780	802,464
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	419	273,542
4.12%, 11/28/42(a)(b)	75	64,167
5.66%, 01/17/54(b)	530	526,804
5.78%, 09/16/52(b)	395	396,082
6.00%, 07/03/55(b)	1,085	1,118,870
Northern States Power Co./MN
2.60%, 06/01/51	656	410,553
2.90%, 03/01/50	565	380,764
3.20%, 04/01/52	656	462,157
3.40%, 08/15/42	463	367,474
3.60%, 05/15/46	157	122,799
3.60%, 09/15/47	652	499,910
4.00%, 08/15/45	305	255,922
4.13%, 05/15/44	273	233,776
4.50%, 06/01/52	680	591,032
4.85%, 08/15/40	300	290,824
5.10%, 05/15/53	1,023	968,552
5.35%, 11/01/39	748	766,546
5.40%, 03/15/54	980	971,467
5.65%, 05/15/55	730	747,918
6.20%, 07/01/37	308	341,988
6.25%, 06/01/36	301	334,883
Northern States Power Co./WI, 5.65%, 06/15/54	560	576,241
NorthWestern Corp., 4.18%, 11/15/44	253	214,065
NSTAR Electric Co.
3.10%, 06/01/51(a)	412	283,220
4.40%, 03/01/44	216	191,054
4.55%, 06/01/52	355	306,381
4.95%, 09/15/52	317	291,301
5.50%, 03/15/40(a)	192	198,313
Oglethorpe Power Corp.
3.75%, 08/01/50	700	508,215
4.20%, 12/01/42	254	209,498
4.25%, 04/01/46(a)	225	181,741
4.50%, 04/01/47	485	410,836
4.55%, 06/01/44	80	67,590
5.05%, 10/01/48	500	455,383
5.25%, 09/01/50	360	331,094
5.38%, 11/01/40	380	379,849
5.80%, 06/01/54	305	302,841
5.90%, 02/01/55	295	297,721
5.95%, 11/01/39(a)	178	190,681
6.20%, 12/01/53	310	324,423
Ohio Edison Co.
6.88%, 07/15/36	265	306,145
8.25%, 10/15/38(a)	210	270,377
Ohio Power Co.
4.00%, 06/01/49	442	345,847
4.15%, 04/01/48	545	433,840
Series R, 2.90%, 10/01/51	555	347,676
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	330	262,010

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.90%, 05/01/43	$210	$171,908
4.00%, 12/15/44	160	130,403
4.15%, 04/01/47	381	314,825
4.55%, 03/15/44	231	205,112
5.25%, 05/15/41	190	191,775
5.60%, 04/01/53	577	575,511
5.80%, 04/01/55	290	297,192
5.85%, 06/01/40	140	147,932
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	552	338,046
3.10%, 09/15/49	673	457,478
3.70%, 05/15/50	481	358,995
3.75%, 04/01/45	524	418,347
3.80%, 09/30/47	578	453,422
3.80%, 06/01/49	493	380,448
4.10%, 11/15/48	459	375,754
4.55%, 12/01/41	195	178,175
4.60%, 06/01/52	421	358,735
4.95%, 09/15/52	908	828,000
5.25%, 09/30/40	321	324,165
5.30%, 06/01/42	357	353,943
5.35%, 10/01/52(a)	290	282,654
5.55%, 06/15/54	660	654,030
5.80%, 04/01/55(b)	595	611,388
7.50%, 09/01/38	233	283,184
Pacific Gas and Electric Co.
3.30%, 08/01/40	816	624,207
3.50%, 08/01/50	1,855	1,276,741
3.75%, 08/15/42	213	163,251
3.95%, 12/01/47	839	634,258
4.00%, 12/01/46	641	488,947
4.20%, 06/01/41	513	426,814
4.25%, 03/15/46(a)	492	390,497
4.30%, 03/15/45	560	451,644
4.45%, 04/15/42(a)	371	311,608
4.50%, 07/01/40	1,701	1,495,196
4.50%, 12/15/41	214	178,499
4.60%, 06/15/43	325	276,119
4.75%, 02/15/44	564	484,548
4.95%, 07/01/50	2,930	2,528,841
5.25%, 03/01/52	952	845,081
5.90%, 10/01/54	882	862,461
6.10%, 10/15/55	945	950,546
6.15%, 03/01/55	1,090	1,104,220
6.70%, 04/01/53	968	1,039,567
6.75%, 01/15/53	1,760	1,910,283
PacifiCorp
2.90%, 06/15/52	1,237	738,215
3.30%, 03/15/51	773	502,523
4.10%, 02/01/42(a)	320	257,266
4.13%, 01/15/49	730	557,214
4.15%, 02/15/50	747	569,299
5.35%, 12/01/53	1,147	1,025,539
5.50%, 05/15/54	1,270	1,160,151
5.75%, 04/01/37	515	529,313
5.80%, 01/15/55	1,529	1,454,533
6.00%, 01/15/39	629	644,340
6.10%, 08/01/36	545	572,493
6.25%, 10/15/37	593	624,920
6.35%, 07/15/38	340	359,214
Security	Par (000)	Value
Electric (continued)
PECO Energy Co.
2.80%, 06/15/50	$632	$406,396
2.85%, 09/15/51	675	432,813
3.00%, 09/15/49	510	343,526
3.05%, 03/15/51	610	406,779
3.70%, 09/15/47	358	278,886
3.90%, 03/01/48	719	576,285
4.15%, 10/01/44	324	276,546
4.38%, 08/15/52	487	410,820
4.60%, 05/15/52	505	442,156
4.80%, 10/15/43(a)	230	211,243
5.25%, 09/15/54	630	607,857
5.65%, 09/15/55	440	449,261
5.95%, 10/01/36	216	236,274
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	965	724,216
4.38%, 02/05/50(b)	495	398,931
4.88%, 07/17/49(a)(b)	893	773,278
5.25%, 10/24/42(b)	995	933,787
5.25%, 05/15/47(a)(b)	565	520,182
6.15%, 05/21/48(b)	845	869,967
6.25%, 01/25/49(b)	660	684,209
Potomac Electric Power Co.
4.15%, 03/15/43	541	465,272
5.50%, 03/15/54	400	396,135
6.50%, 11/15/37	465	528,509
7.90%, 12/15/38(a)	230	296,455
PPL Electric Utilities Corp.
3.00%, 10/01/49	390	264,542
3.95%, 06/01/47	510	419,163
4.13%, 06/15/44	437	372,938
4.15%, 10/01/45	374	320,408
4.15%, 06/15/48	382	319,304
4.75%, 07/15/43	325	301,900
5.20%, 07/15/41(a)	235	227,597
5.25%, 05/15/53	178	174,374
5.55%, 08/15/55	615	622,398
6.25%, 05/15/39	155	173,385
Progress Energy Inc., 6.00%, 12/01/39	560	598,337
Public Service Co. of Colorado
3.55%, 06/15/46(a)	222	166,180
3.60%, 09/15/42	473	378,128
3.80%, 06/15/47	468	364,163
3.95%, 03/15/43	199	162,332
4.05%, 09/15/49	278	220,161
4.10%, 06/15/48	522	422,625
4.30%, 03/15/44	270	233,121
4.50%, 06/01/52	703	598,836
4.75%, 08/15/41	110	102,594
5.25%, 04/01/53	1,011	956,221
5.75%, 05/15/54	885	899,642
5.85%, 05/15/55	1,010	1,039,999
6.50%, 08/01/38(a)	120	135,242
Series 17, 6.25%, 09/01/37	310	342,418
Series 34, 3.20%, 03/01/50(a)	570	394,554
Series 36, 2.70%, 01/15/51	770	475,824
Public Service Co. of New Hampshire
3.60%, 07/01/49	342	257,153
5.15%, 01/15/53	222	209,713

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Oklahoma
5.45%, 01/15/36(a)	$845	$870,717
Series G, 6.63%, 11/15/37(a)	149	166,842
Series K, 3.15%, 08/15/51	407	272,253
Public Service Electric & Gas Co.
2.05%, 08/01/50	543	301,172
2.70%, 05/01/50	359	227,765
3.00%, 03/01/51	272	183,855
3.15%, 01/01/50	553	384,961
3.20%, 08/01/49	590	414,376
3.60%, 12/01/47	537	412,230
3.65%, 09/01/42	225	184,339
3.80%, 01/01/43(a)	350	289,438
3.80%, 03/01/46	441	354,932
3.85%, 05/01/49	561	443,105
3.95%, 05/01/42	406	347,192
4.05%, 05/01/48	645	531,168
4.15%, 11/01/45(a)	254	213,623
5.13%, 03/15/53	535	512,216
5.30%, 08/01/54	625	610,806
5.38%, 11/01/39(a)	160	166,204
5.45%, 08/01/53	383	382,282
5.45%, 03/01/54	525	523,596
5.50%, 03/01/40	245	254,292
5.70%, 12/01/36	249	267,268
5.80%, 05/01/37	237	257,026
Series I, 4.00%, 06/01/44	355	292,492
Series K, 4.05%, 05/01/45(a)	159	131,338
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	470	471,710
Puget Sound Energy Inc.
2.89%, 09/15/51	200	129,681
3.25%, 09/15/49	571	396,956
4.22%, 06/15/48	384	320,448
4.30%, 05/20/45	181	152,584
4.43%, 11/15/41	176	155,276
5.45%, 06/01/53	306	298,746
5.60%, 09/15/55	895	889,762
5.64%, 04/15/41	25	25,403
5.69%, 06/15/54	75	76,082
5.76%, 10/01/39	340	360,076
5.76%, 07/15/40(a)	190	196,104
5.80%, 03/15/40	269	283,001
6.27%, 03/15/37	225	248,598
6.72%, 06/15/36	345	388,432
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	755	801,953
RWE Finance U.S. LLC
5.88%, 09/18/55(b)	965	951,506
6.25%, 04/16/54(b)	830	861,668
San Diego Gas & Electric Co.
3.70%, 03/15/52	383	283,238
3.95%, 11/15/41(a)	286	238,924
4.15%, 05/15/48	385	313,409
4.30%, 04/01/42(a)	142	122,312
4.50%, 08/15/40	367	338,601
5.35%, 05/15/40	170	171,882
5.35%, 04/01/53	714	686,655
5.55%, 04/15/54	573	567,173
6.00%, 06/01/39	78	84,508
Series FFF, 6.13%, 09/15/37(a)	180	196,083
Series RRR, 3.75%, 06/01/47	551	424,857
Security	Par (000)	Value
Electric (continued)
Series TTT, 4.10%, 06/15/49	$366	$294,494
Series UUU, 3.32%, 04/15/50	432	304,113
Series WWW, 2.95%, 08/15/51	1,102	715,088
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,180	1,162,111
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	1,142	1,158,906
Sempra
3.80%, 02/01/38	913	790,106
4.00%, 02/01/48	663	513,092
6.00%, 10/15/39	702	740,642
Sierra Pacific Power Co.
5.90%, 03/15/54	517	522,782
Series P, 6.75%, 07/01/37(a)	245	277,562
Southern California Edison Co.
3.45%, 02/01/52	700	474,838
3.65%, 02/01/50	1,172	828,904
3.90%, 12/01/41	225	176,634
4.00%, 04/01/47	1,744	1,336,786
4.05%, 03/15/42(a)	375	303,335
4.50%, 09/01/40	882	783,650
4.65%, 10/01/43	686	593,489
5.50%, 03/15/40	606	603,604
5.63%, 02/01/36(a)	289	294,408
5.70%, 03/01/53	490	464,100
5.75%, 04/15/54	320	307,508
5.88%, 12/01/53	746	728,870
5.90%, 03/01/55	610	600,794
6.05%, 03/15/39	596	621,236
6.20%, 09/15/55(a)	695	713,132
Series 05-B, 5.55%, 01/15/36(a)	235	238,585
Series 06-E, 5.55%, 01/15/37	533	538,407
Series 08-A, 5.95%, 02/01/38	797	821,212
Series 13-A, 3.90%, 03/15/43	337	263,725
Series 20A, 2.95%, 02/01/51	785	489,522
Series B, 4.88%, 03/01/49	601	516,503
Series C, 3.60%, 02/01/45	533	390,580
Series C, 4.13%, 03/01/48	1,265	982,861
Series E, 5.45%, 06/01/52(a)	255	234,096
Series H, 3.65%, 06/01/51	523	367,362
Southern Co. (The)
4.25%, 07/01/36	432	406,967
4.40%, 07/01/46	1,864	1,596,477
Southern Power Co.
5.15%, 09/15/41(a)	575	559,313
5.25%, 07/15/43	265	254,574
Series F, 4.95%, 12/15/46	178	161,778
Southwestern Electric Power Co.
3.25%, 11/01/51	630	421,672
6.20%, 03/15/40	359	387,197
Series J, 3.90%, 04/01/45	343	270,878
Series L, 3.85%, 02/01/48	570	431,269
Southwestern Public Service Co.
3.40%, 08/15/46	397	288,017
3.70%, 08/15/47	572	435,001
3.75%, 06/15/49	400	300,148
4.50%, 08/15/41	383	346,480
6.00%, 10/01/36(a)	176	185,826
6.00%, 06/01/54	800	830,682
Series 6, 4.40%, 11/15/48	342	287,590
Series 8, 3.15%, 05/01/50	518	348,653

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	$370	$357,768
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	475	454,735
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	720	730,207
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	382,987
Tampa Electric Co.
3.45%, 03/15/51	255	183,848
3.63%, 06/15/50	300	221,654
4.10%, 06/15/42	179	153,181
4.20%, 05/15/45(a)	20	16,593
4.30%, 06/15/48	420	355,034
4.35%, 05/15/44	429	371,381
4.45%, 06/15/49	441	375,505
5.00%, 07/15/52(a)	205	188,432
6.15%, 05/15/37	180	195,436
6.55%, 05/15/36	195	219,239
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	300	296,716
Toledo Edison Co. (The), 6.15%, 05/15/37	100	110,156
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	196	161,853
6.00%, 06/15/40(b)	257	267,787
Tucson Electric Power Co.
3.25%, 05/01/51	221	148,982
4.00%, 06/15/50	311	241,368
4.85%, 12/01/48	434	390,472
5.50%, 04/15/53(a)	315	307,027
5.90%, 04/15/55(a)	230	236,878
Union Electric Co.
2.63%, 03/15/51	616	377,262
3.25%, 10/01/49	318	222,973
3.65%, 04/15/45	316	248,443
3.90%, 09/15/42	304	253,214
3.90%, 04/01/52	615	481,479
4.00%, 04/01/48	441	355,782
5.13%, 03/15/55	340	319,760
5.25%, 01/15/54(a)	485	463,737
5.30%, 08/01/37	632	645,222
5.45%, 03/15/53	394	386,372
8.45%, 03/15/39	342	446,721
Virginia Electric & Power Co.
2.45%, 12/15/50	1,579	924,186
2.95%, 11/15/51	1,023	659,236
3.30%, 12/01/49	787	553,711
4.00%, 01/15/43	609	509,573
4.45%, 02/15/44	589	520,424
4.60%, 12/01/48	787	689,001
5.35%, 01/15/54	725	695,358
5.45%, 04/01/53	982	953,914
5.55%, 08/15/54	850	841,922
5.65%, 03/15/55	855	856,575
5.70%, 08/15/53	795	799,498
6.35%, 11/30/37	667	743,005
8.88%, 11/15/38	597	806,483
Series A, 6.00%, 05/15/37	698	756,541
Series B, 3.80%, 09/15/47	628	491,687
Series B, 4.20%, 05/15/45	397	336,123
Security	Par (000)	Value
Electric (continued)
Series B, 6.00%, 01/15/36	$458	$495,741
Series C, 4.00%, 11/15/46	547	443,096
Series C, 4.63%, 05/15/52	808	696,433
Series D, 4.65%, 08/15/43	498	452,878
Virginia Electric and Power Co., Series D, 5.60%, 09/15/55	1,015	1,010,042
Wisconsin Electric Power Co.
3.65%, 12/15/42	201	158,950
4.25%, 06/01/44	266	227,559
4.30%, 12/15/45(a)	181	152,567
4.30%, 10/15/48	358	304,214
5.05%, 10/01/54(a)	200	188,197
5.70%, 12/01/36	160	172,395
Wisconsin Power and Light Co.
3.65%, 04/01/50	379	280,524
4.10%, 10/15/44	185	150,728
6.38%, 08/15/37	230	255,847
7.60%, 10/01/38(a)	185	223,739
Wisconsin Public Service Corp.
2.85%, 12/01/51	315	202,740
3.30%, 09/01/49	129	91,575
3.67%, 12/01/42	223	179,904
4.75%, 11/01/44	415	380,045
Xcel Energy Inc.
3.50%, 12/01/49	501	361,527
4.80%, 09/15/41	238	219,772
6.50%, 07/01/36	215	237,685
		365,920,242
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc., 4.38%, 05/08/42	501	455,865
Emerson Electric Co.
2.75%, 10/15/50	651	424,364
2.80%, 12/21/51	805	524,021
5.25%, 11/15/39(a)	332	343,684
6.13%, 04/15/39(a)	195	215,358
		1,963,292
Electronics — 0.3%
Amphenol Corp.
4.63%, 02/15/36	900	891,515
5.30%, 11/15/55	785	764,704
5.38%, 11/15/54(a)	355	351,775
Fortive Corp., 4.30%, 06/15/46	634	534,521
Honeywell International Inc.
2.80%, 06/01/50	734	485,694
3.81%, 11/21/47	787	630,792
5.25%, 03/01/54	1,565	1,515,696
5.35%, 03/01/64	589	574,193
5.38%, 03/01/41	273	283,502
5.70%, 03/15/36	483	518,603
5.70%, 03/15/37	511	549,164
Tyco Electronics Group SA, 7.13%, 10/01/37(a)	305	361,169
		7,461,328
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	540	462,807
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	525	436,616
5.13%, 08/11/61(b)	1,277	1,017,067
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	200	160,046

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(b)	$332	$236,068
Mexico City Airport Trust
5.50%, 10/31/46(b)	703	619,478
5.50%, 07/31/47(b)	1,691	1,487,894
		3,957,169
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	377	301,679
Republic Services Inc.
3.05%, 03/01/50	478	330,909
5.70%, 05/15/41	303	318,612
6.20%, 03/01/40	362	404,922
Waste Connections Inc.
2.95%, 01/15/52	701	463,322
3.05%, 04/01/50	637	433,345
Waste Management Inc.
2.50%, 11/15/50	374	228,535
2.95%, 06/01/41	334	256,503
4.10%, 03/01/45	360	307,108
4.15%, 07/15/49	680	570,847
5.35%, 10/15/54	1,035	1,027,541
		4,643,323
Food — 2.3%
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	622	697,026
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	375	291,105
5.38%, 01/09/36(b)	565	577,247
Campbell's Company/The
3.13%, 04/24/50	373	250,330
4.80%, 03/15/48	657	585,422
5.25%, 10/13/54(a)	320	298,894
Cencosud SA, 6.63%, 02/12/45(b)	200	213,662
Conagra Brands Inc.
5.30%, 11/01/38	1,078	1,040,933
5.40%, 11/01/48(a)	930	855,329
Flowers Foods Inc., 6.20%, 03/15/55	220	212,062
General Mills Inc.
3.00%, 02/01/51	501	331,039
4.15%, 02/15/43	395	335,028
4.55%, 04/17/38	304	287,671
4.70%, 04/17/48(a)	327	292,639
5.40%, 06/15/40	326	332,518
Gruma SAB de CV, 5.76%, 12/09/54(b)	210	211,089
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	435	336,914
4.70%, 11/10/47(b)	659	581,405
4.88%, 06/27/44(a)(b)	445	406,738
Hershey Co. (The)
2.65%, 06/01/50	298	187,613
3.13%, 11/15/49	334	231,481
3.38%, 08/15/46	259	195,929
Hormel Foods Corp., 3.05%, 06/03/51	469	316,957
Ingredion Inc.
3.90%, 06/01/50	295	224,355
6.63%, 04/15/37	199	223,235
J M Smucker Co. (The)
4.38%, 03/15/45(a)	542	459,622
6.50%, 11/15/43	719	782,351
6.50%, 11/15/53(a)	965	1,061,402
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
4.38%, 02/02/52	$1,210	$953,669
5.50%, 01/15/36(a)(b)	1,110	1,136,199
6.25%, 03/01/56(a)(b)	1,370	1,388,247
6.38%, 02/25/55(b)	920	951,459
6.38%, 04/15/66(b)	945	961,601
6.50%, 12/01/52	1,615	1,687,547
7.25%, 11/15/53	1,095	1,246,557
Kellanova
4.50%, 04/01/46	630	558,134
5.75%, 05/16/54(a)	400	404,343
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	395	415,275
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,580	2,167,048
4.63%, 10/01/39	570	522,499
4.88%, 10/01/49	1,944	1,707,622
5.00%, 06/04/42	1,325	1,229,234
5.20%, 07/15/45	1,511	1,409,173
5.50%, 06/01/50	890	845,348
6.50%, 02/09/40	778	845,754
6.88%, 01/26/39	965	1,083,161
7.13%, 08/01/39(b)	793	905,071
Kroger Co. (The)
3.88%, 10/15/46	476	374,658
3.95%, 01/15/50	663	515,929
4.45%, 02/01/47	974	833,573
4.65%, 01/15/48	660	579,267
5.00%, 04/15/42	317	300,563
5.15%, 08/01/43	339	323,029
5.40%, 07/15/40(a)	275	278,423
5.40%, 01/15/49	506	490,416
5.50%, 09/15/54	1,930	1,881,780
5.65%, 09/15/64	1,528	1,489,423
6.90%, 04/15/38	390	452,519
Mars Inc.
2.38%, 07/16/40(b)	805	586,437
2.45%, 07/16/50(b)	352	211,839
3.88%, 04/01/39(b)	629	558,460
3.95%, 04/01/44(a)(b)	367	310,895
3.95%, 04/01/49(b)	768	617,066
4.13%, 04/01/54(b)	352	281,446
4.20%, 04/01/59(b)	546	436,925
5.65%, 05/01/45(b)	2,115	2,164,131
5.70%, 05/01/55(b)	4,444	4,529,958
5.80%, 05/01/65(b)	1,395	1,432,425
McCormick & Co. Inc./MD, 4.20%, 08/15/47	214	176,592
Mondelez International Inc., 2.63%, 09/04/50	970	588,842
Nestle Capital Corp., 5.10%, 03/12/54(b)	580	565,721
Nestle Holdings Inc.
2.50%, 09/14/41(b)	440	318,152
2.63%, 09/14/51(a)(b)	537	343,767
3.90%, 09/24/38(a)(b)	1,192	1,086,417
4.00%, 09/24/48(b)	1,867	1,548,126
4.70%, 01/15/53(a)(b)	913	837,019
Sysco Corp.
3.15%, 12/14/51	631	425,451
3.30%, 02/15/50(a)	469	330,763
4.45%, 03/15/48	453	390,407
4.50%, 04/01/46	701	611,557
4.85%, 10/01/45	390	358,222

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.60%, 04/01/40	$190	$213,618
6.60%, 04/01/50	1,129	1,253,839
Tesco PLC, 6.15%, 11/15/37(a)(b)	285	300,310
Tyson Foods Inc.
4.55%, 06/02/47	650	559,738
5.10%, 09/28/48(a)	1,356	1,256,995
5.15%, 08/15/44(a)	407	386,539
		62,439,174
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	572	485,498
5.50%, 11/02/47	462	416,095
5.50%, 04/30/49(a)(b)	365	327,904
International Paper Co.
4.35%, 08/15/48	726	596,425
4.40%, 08/15/47	604	504,957
4.80%, 06/15/44	575	517,537
5.15%, 05/15/46	415	386,784
6.00%, 11/15/41(a)	618	642,552
7.30%, 11/15/39	519	611,869
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,178	1,298,647
		5,788,268
Gas — 1.1%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	280	283,724
Atmos Energy Corp.
2.85%, 02/15/52	1,019	647,467
3.38%, 09/15/49	340	245,407
4.13%, 10/15/44	796	683,087
4.13%, 03/15/49	841	687,956
4.15%, 01/15/43	544	469,363
4.30%, 10/01/48	586	498,094
5.00%, 12/15/54(a)	695	645,818
5.45%, 01/15/56	855	844,796
5.50%, 06/15/41	445	462,308
5.75%, 10/15/52(a)	452	468,578
6.20%, 11/15/53	454	499,489
Boston Gas Co.
4.49%, 02/15/42(b)	420	366,263
6.12%, 07/20/53(a)(b)	350	356,846
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	750	613,665
4.49%, 03/04/49(b)	417	345,211
4.50%, 03/10/46(b)	472	396,429
6.42%, 07/18/54(b)	405	428,019
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	361	380,773
6.63%, 11/01/37(a)	275	311,893
Centrica PLC, 5.38%, 10/16/43(b)	354	334,098
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)(b)	702	460,780
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	429	293,045
5.82%, 04/01/41(b)	465	469,127
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	880	985,684
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	335	375,606
NiSource Inc.
3.95%, 03/30/48	762	607,690
4.38%, 05/15/47	897	757,320
4.80%, 02/15/44	890	809,146
5.00%, 06/15/52	414	374,381
Security	Par (000)	Value
Gas (continued)
5.25%, 02/15/43	$552	$535,291
5.65%, 02/01/45	603	602,290
5.80%, 02/01/42	429	442,745
5.85%, 04/01/55	1,405	1,426,494
5.95%, 06/15/41	652	683,637
ONE Gas Inc.
4.50%, 11/01/48	322	280,204
4.66%, 02/01/44	556	504,487
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	277	194,695
3.64%, 11/01/46	350	265,548
4.65%, 08/01/43	294	268,219
5.05%, 05/15/52	342	310,467
Snam SpA, 6.50%, 05/28/55(b)	535	575,745
Southern California Gas Co.
3.75%, 09/15/42	580	472,065
4.45%, 03/15/44(a)	200	175,872
5.13%, 11/15/40(a)	1,051	1,043,427
5.60%, 04/01/54	505	504,901
5.75%, 06/01/53	474	480,887
6.00%, 06/15/55	520	544,717
6.35%, 11/15/52(a)	558	613,415
Series UU, 4.13%, 06/01/48	694	565,595
Series VV, 4.30%, 01/15/49	659	550,029
Series WW, 3.95%, 02/15/50	475	369,414
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	611	487,125
4.40%, 06/01/43	404	352,663
4.40%, 05/30/47	417	353,321
5.88%, 03/15/41	751	785,386
Series 21A, 3.15%, 09/30/51	473	312,370
Southwest Gas Corp.
3.18%, 08/15/51	273	190,667
3.80%, 09/29/46	263	204,078
4.15%, 06/01/49	267	216,683
Spire Inc., 4.70%, 08/15/44(a)	285	248,125
Spire Missouri Inc., 3.30%, 06/01/51	255	177,535
Washington Gas Light Co.
3.65%, 09/15/49	375	277,618
Series K, 3.80%, 09/15/46	306	239,262
		30,357,040
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	613	426,958
4.10%, 03/01/48(a)	403	338,566
Stanley Black & Decker Inc.
2.75%, 11/15/50	564	339,068
4.85%, 11/15/48(a)	467	411,554
5.20%, 09/01/40	375	370,849
		1,886,995
Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36	1,697	1,725,395
4.75%, 04/15/43(a)	601	580,675
4.90%, 11/30/46	2,968	2,839,611
5.30%, 05/27/40	793	827,668
6.00%, 04/01/39	567	635,087
6.15%, 11/30/37	617	697,573

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Alcon Finance Corp.
3.80%, 09/23/49(b)	$371	$287,755
5.75%, 12/06/52(a)(b)	505	520,852
Baxter International Inc.
3.13%, 12/01/51(a)	623	400,909
3.50%, 08/15/46(a)	334	242,828
4.50%, 06/15/43(a)	224	188,342
6.25%, 12/01/37	325	341,908
Boston Scientific Corp.
4.55%, 03/01/39	297	286,425
4.70%, 03/01/49(a)	536	491,711
7.38%, 01/15/40	235	287,502
Covidien International Finance SA, 6.55%, 10/15/37(a)	170	193,702
Danaher Corp.
2.60%, 10/01/50	885	553,570
2.80%, 12/10/51	779	502,972
4.38%, 09/15/45	467	416,274
DH Europe Finance II SARL
3.25%, 11/15/39	848	704,261
3.40%, 11/15/49	847	627,609
GE HealthCare Technologies Inc., 6.38%, 11/22/52	893	990,424
Koninklijke Philips NV
5.00%, 03/15/42	389	367,420
6.88%, 03/11/38	707	801,471
Medtronic Inc.
4.00%, 04/01/43(a)	425	366,035
4.63%, 03/15/45	1,590	1,475,148
Revvity Inc., 3.63%, 03/15/51	289	208,410
Solventum Corp., 5.90%, 04/30/54(a)	1,135	1,164,627
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	543	405,867
Stryker Corp.
2.90%, 06/15/50	635	426,123
4.10%, 04/01/43	352	303,977
4.38%, 05/15/44	383	338,933
4.63%, 03/15/46	827	750,516
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	1,152	860,562
4.10%, 08/15/47	623	529,128
4.89%, 10/07/37	945	945,999
5.30%, 02/01/44	328	329,709
5.40%, 08/10/43(a)	569	579,859
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	354	311,183
5.75%, 11/30/39(a)	262	275,357
		24,783,377
Health Care - Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	222	142,185
Adventist Health System/West, 3.63%, 03/01/49	185	128,189
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	183,249
4.27%, 08/15/48	228	194,022
Series 2020, 3.01%, 06/15/50	145	98,431
Aetna Inc.
3.88%, 08/15/47	190	144,567
4.50%, 05/15/42	494	428,723
4.75%, 03/15/44(a)	392	345,930
6.63%, 06/15/36	872	964,013
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 12/15/37	$440	$491,092
AHS Hospital Corp.
5.02%, 07/01/45	371	355,691
Series 2021, 2.78%, 07/01/51	229	146,213
Allina Health System
2.90%, 11/15/51(a)	202	130,055
4.81%, 11/15/45	254	234,449
Series 2019, 3.89%, 04/15/49	206	163,526
Ascension Health
3.95%, 11/15/46	1,004	828,197
4.85%, 11/15/53(a)	325	299,270
Series B, 3.11%, 11/15/39	434	349,410
Banner Health
2.91%, 01/01/42	245	183,779
2.91%, 01/01/51	260	168,310
Series 2020, 3.18%, 01/01/50(a)	178	124,050
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	170,666
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	10	6,040
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	235	171,336
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	391	306,843
Baylor Scott & White Holdings
3.97%, 11/15/46	340	279,129
4.19%, 11/15/45	308	263,149
Series 2021, 2.84%, 11/15/50	775	505,922
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	195	127,939
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	192	135,359
Children's Health System of Texas, 2.51%, 08/15/50	332	199,124
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	297	251,645
Series 2020, 2.59%, 02/01/50(a)	231	144,413
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	201,337
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	270	171,816
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	79	51,712
Cigna Group (The)
3.20%, 03/15/40	742	592,694
3.40%, 03/15/50	1,627	1,157,277
3.40%, 03/15/51	1,318	927,931
3.88%, 10/15/47	1,137	890,111
4.80%, 08/15/38	2,342	2,267,315
4.80%, 07/15/46	1,595	1,436,775
4.90%, 12/15/48	3,042	2,759,151
5.25%, 01/15/36	1,100	1,127,925
5.38%, 02/15/42(a)	246	240,882
5.60%, 02/15/54(a)	1,283	1,265,853
6.00%, 01/15/56	825	860,729
6.13%, 11/15/41	399	426,474
City of Hope
Series 2013, 5.62%, 11/15/43(a)	312	310,119
Series 2018, 4.38%, 08/15/48	210	177,422
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	350	305,884

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
CommonSpirit Health
3.82%, 10/01/49	$518	$394,577
3.91%, 10/01/50	497	375,386
4.19%, 10/01/49	837	671,126
4.35%, 11/01/42	664	579,104
5.55%, 12/01/54	330	320,617
5.58%, 09/01/45	90	89,359
5.66%, 09/01/55	95	94,010
6.46%, 11/01/52	215	235,315
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	139	90,941
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	246	181,017
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	384	274,499
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	214	169,199
Dignity Health
4.50%, 11/01/42(a)	231	203,191
5.27%, 11/01/64	160	146,559
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	484	396,738
Elevance Health Inc.
3.13%, 05/15/50(a)	1,140	757,912
3.60%, 03/15/51	1,304	942,732
3.70%, 09/15/49	786	583,863
4.38%, 12/01/47	1,288	1,080,902
4.55%, 03/01/48	946	816,021
4.55%, 05/15/52	781	657,720
4.63%, 05/15/42	878	795,539
4.65%, 01/15/43	901	815,388
4.65%, 08/15/44	772	686,728
4.85%, 08/15/54(a)	398	345,470
5.00%, 01/15/36	850	851,415
5.10%, 01/15/44	480	456,207
5.13%, 02/15/53	1,594	1,460,645
5.65%, 06/15/54	1,045	1,028,808
5.70%, 02/15/55	1,595	1,579,796
5.70%, 09/15/55(a)	700	695,196
5.85%, 01/15/36	245	261,118
5.85%, 11/01/64	665	660,711
6.10%, 10/15/52	1,004	1,046,649
6.38%, 06/15/37	335	367,814
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	155	120,735
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	110,632
Hackensack Meridian Health Inc.
4.21%, 07/01/48	270	226,738
4.50%, 07/01/57(a)	285	245,851
Series 2020, 2.68%, 09/01/41	395	289,838
Series 2020, 2.88%, 09/01/50	394	256,972
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	80	58,512
HCA Inc.
3.50%, 07/15/51	1,638	1,139,272
4.38%, 03/15/42	464	403,057
4.63%, 03/15/52	2,085	1,742,460
5.13%, 06/15/39	991	970,342
5.25%, 06/15/49	1,929	1,777,787
5.50%, 06/15/47	1,452	1,398,429
5.70%, 11/15/55	1,400	1,366,131
5.90%, 06/01/53	1,140	1,138,861
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 09/15/54	$1,105	$1,112,404
6.00%, 04/01/54	1,440	1,461,826
6.10%, 04/01/64(a)	810	823,788
6.20%, 03/01/55	1,380	1,438,057
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	784	510,771
5.88%, 06/15/54(a)(b)	885	868,134
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	277	215,758
Humana Inc.
3.95%, 08/15/49	524	395,292
4.63%, 12/01/42	365	318,689
4.80%, 03/15/47	468	402,743
4.95%, 10/01/44	670	599,018
5.50%, 03/15/53	770	713,234
5.75%, 04/15/54	1,075	1,031,605
6.00%, 05/01/55	255	252,985
8.15%, 06/15/38	441	534,998
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48(a)	299	244,112
Series 2021, 2.85%, 11/01/51	185	120,171
Inova Health System Foundation, 4.07%, 05/15/52	300	243,053
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	176,947
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	144,187
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	571	465,228
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,361	1,152,451
4.88%, 04/01/42	549	527,796
Series 2019, 3.27%, 11/01/49	803	573,988
Series 2021, 2.81%, 06/01/41	1,187	892,225
Series 2021, 3.00%, 06/01/51	1,238	829,819
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	759	686,515
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	111,617
Series 2020, 3.19%, 07/01/49	89	62,533
Series 2020, 3.34%, 07/01/60	399	269,401
Mayo Clinic
3.77%, 11/15/43	200	167,810
Series 2013, 4.00%, 11/15/47	150	121,643
Series 2016, 4.13%, 11/15/52	253	208,048
Series 2021, 3.20%, 11/15/61	486	320,260
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	306	261,507
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	60,006
Memorial Health Services, 3.45%, 11/01/49	199	144,119
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	127,282
5.00%, 07/01/42	361	351,657
Series 2015, 4.20%, 07/01/55	470	392,290
Series 2020, 2.96%, 01/01/50	50	34,038
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	351	221,581
Montefiore Obligated Group
4.29%, 09/01/50	135	93,939
Series 18-C, 5.25%, 11/01/48	162	134,791

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	$199	$151,882
MyMichigan Health, Series 2020, 3.41%, 06/01/50	215	153,214
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	207	182,161
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	185	132,077
2.61%, 08/01/60(a)	155	87,917
3.56%, 08/01/36	175	157,129
4.02%, 08/01/45	310	262,068
4.06%, 08/01/56	198	157,978
4.76%, 08/01/2116(a)	180	150,865
Series 2019, 3.95%, 08/01/2119	250	176,198
Northwell Healthcare Inc.
3.81%, 11/01/49	543	409,055
3.98%, 11/01/46(a)	370	295,429
4.26%, 11/01/47	694	575,003
6.15%, 11/01/43	250	261,534
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	284	180,377
Novant Health Inc.
2.64%, 11/01/36	316	256,306
3.17%, 11/01/51	567	388,760
3.32%, 11/01/61(a)	472	312,289
4.37%, 11/01/43	200	171,299
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	33,636
NYU Langone Hospitals
5.75%, 07/01/43	80	83,330
Series 2020, 3.38%, 07/01/55	430	300,749
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	220	225,525
OhioHealth Corp.
2.83%, 11/15/41	265	198,398
Series 2020, 3.04%, 11/15/50(a)	192	132,957
Orlando Health Obligated Group
3.33%, 10/01/50	195	140,975
4.09%, 10/01/48	305	255,038
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	266	233,716
Series 2020, 3.22%, 11/15/50	295	195,773
Piedmont Healthcare Inc.
2.86%, 01/01/52(a)	276	177,844
Series 2042, 2.72%, 01/01/42	217	155,728
Presbyterian Healthcare Services, 4.88%, 08/01/52	232	211,390
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	652	392,789
Series A, 3.93%, 10/01/48	134	105,561
Series I, 3.74%, 10/01/47	365	279,750
Queen's Health Systems (The), 4.81%, 07/01/52	195	175,771
Quest Diagnostics Inc., 4.70%, 03/30/45(a)	268	246,372
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	210	143,664
Roche Holdings Inc.
2.61%, 12/13/51(a)(b)	2,061	1,288,944
4.00%, 11/28/44(a)(b)	633	545,535
5.22%, 03/08/54(a)(b)	1,525	1,505,850
7.00%, 03/01/39(b)	1,120	1,353,549
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	190	120,872
Security	Par (000)	Value
Health Care - Services (continued)
Sentara Health, 2.93%, 11/01/51	$190	$122,775
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	191	120,409
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	220	199,489
Stanford Health Care
3.03%, 08/15/51(a)	247	165,276
Series 2018, 3.80%, 11/15/48	384	303,049
Summa Health, 3.51%, 11/15/51(a)	208	159,282
Sutter Health
5.55%, 08/15/53(a)	10	10,167
Series 2018, 4.09%, 08/15/48	198	163,616
Series 20A, 3.16%, 08/15/40	145	116,213
Series 20A, 3.36%, 08/15/50(a)	390	281,017
Texas Health Resources
2.33%, 11/15/50	175	102,239
4.33%, 11/15/55	210	179,706
Toledo Hospital (The), 5.75%, 11/15/38	170	171,366
Trinity Health Corp.
4.13%, 12/01/45	318	271,237
Series 2019, 3.43%, 12/01/48(a)	223	172,063
Series 2021, 2.63%, 12/01/40(a)	311	231,095
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	110	104,807
UnitedHealth Group Inc.
2.75%, 05/15/40	1,280	971,586
2.90%, 05/15/50	1,226	796,710
3.05%, 05/15/41	1,777	1,367,110
3.13%, 05/15/60	850	529,891
3.25%, 05/15/51	2,074	1,431,293
3.50%, 08/15/39(a)	1,077	909,417
3.70%, 08/15/49	1,285	973,481
3.75%, 10/15/47	876	680,992
3.88%, 08/15/59	1,090	805,767
3.95%, 10/15/42	1,075	906,867
4.20%, 01/15/47	980	816,942
4.25%, 03/15/43	964	839,865
4.25%, 04/15/47	738	618,528
4.25%, 06/15/48	1,301	1,085,172
4.38%, 03/15/42	766	685,173
4.45%, 12/15/48	1,223	1,049,052
4.63%, 11/15/41	833	772,135
4.75%, 07/15/45	2,047	1,873,016
4.75%, 05/15/52	2,040	1,802,801
4.95%, 05/15/62	1,100	969,866
5.05%, 04/15/53	2,077	1,915,909
5.20%, 04/15/63	1,832	1,681,058
5.38%, 04/15/54	1,770	1,709,837
5.50%, 07/15/44	1,475	1,486,586
5.50%, 04/15/64	1,125	1,083,310
5.63%, 07/15/54	2,945	2,950,319
5.70%, 10/15/40(a)	329	347,172
5.75%, 07/15/64	1,950	1,954,775
5.80%, 03/15/36	1,130	1,215,880
5.88%, 02/15/53	1,945	2,005,652
5.95%, 02/15/41	790	845,940
5.95%, 06/15/55	1,030	1,079,332
6.05%, 02/15/63	1,536	1,607,079
6.50%, 06/15/37	645	728,546
6.63%, 11/15/37	730	834,958
6.88%, 02/15/38	1,300	1,516,820
UPMC, 5.38%, 05/15/43	267	264,374

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
WakeMed, Series A, 3.29%, 10/01/52(a)	$90	$62,690
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	190	122,600
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	214	190,333
Series 2021, 3.07%, 03/01/51(a)	288	183,146
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	120	71,530
		134,595,101
Holding Companies - Diversified — 0.0%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	817	607,650
JAB Holdings BV
3.75%, 05/28/51(b)	440	306,192
4.50%, 04/08/52(b)	360	283,657
		1,197,499
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61(a)	192	132,190
6.00%, 01/15/43	411	386,952
		519,142
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	373	242,899
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	236	191,303
5.00%, 06/15/52	400	372,606
Kimberly-Clark Corp.
2.88%, 02/07/50	445	297,629
3.20%, 07/30/46	463	337,616
3.70%, 06/01/43	205	167,078
3.90%, 05/04/47	297	238,796
5.30%, 03/01/41	417	424,382
6.63%, 08/01/37	685	800,678
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	365	303,081
4.35%, 09/30/44(a)(b)	260	217,842
4.75%, 10/15/46(b)	715	643,087
4.80%, 09/01/40(b)	518	498,373
		4,492,471
Insurance — 5.0%
200 Park Funding Trust, 5.74%, 02/15/55(b)	900	906,777
Aflac Inc.
4.00%, 10/15/46	421	342,904
4.75%, 01/15/49	609	544,545
6.45%, 08/15/40(a)	249	278,106
AIA Group Ltd.
3.20%, 09/16/40(b)	1,540	1,228,390
4.50%, 03/16/46(a)(b)	810	741,688
4.88%, 03/11/44(b)	477	461,505
5.40%, 09/30/54(b)	775	758,172
Alleghany Corp.
3.25%, 08/15/51	325	224,511
4.90%, 09/15/44	331	307,506
Allstate Corp. (The)
3.85%, 08/10/49	526	409,117
4.20%, 12/15/46	687	576,580
4.50%, 06/15/43	450	400,192
5.95%, 04/01/36	450	484,477
Security	Par (000)	Value
Insurance (continued)
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	$414	$435,200
American Financial Group Inc./OH, 4.50%, 06/15/47	555	471,308
American International Group Inc.
4.38%, 06/30/50	974	821,959
4.50%, 07/16/44	697	621,014
4.75%, 04/01/48	935	839,997
4.80%, 07/10/45	415	380,954
6.25%, 05/01/36	165	179,314
AmFam Holdings Inc., 3.83%, 03/11/51(b)	362	245,065
Aon Corp., 6.25%, 09/30/40	352	389,125
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	528	333,194
3.90%, 02/28/52	816	621,117
Aon Global Ltd.
4.25%, 12/12/42(a)	286	243,268
4.45%, 05/24/43	185	161,447
4.60%, 06/14/44	660	584,091
4.75%, 05/15/45	573	515,833
Aon North America Inc., 5.75%, 03/01/54	1,870	1,895,633
Arch Capital Finance LLC, 5.03%, 12/15/46	430	409,063
Arch Capital Group Ltd., 3.64%, 06/30/50	901	683,065
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	444	429,576
Arthur J Gallagher & Co.
3.05%, 03/09/52	487	312,027
3.50%, 05/20/51	945	671,976
5.55%, 02/15/55	1,465	1,425,874
5.75%, 03/02/53(a)	663	660,984
5.75%, 07/15/54	497	495,323
6.75%, 02/15/54	577	645,664
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (3-mo. SOFR US + 2.48%)(b)(d)	200	186,277
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	285	205,446
Athene Holding Ltd.
3.45%, 05/15/52(a)	810	525,618
3.95%, 05/25/51(a)	848	600,768
6.25%, 04/01/54	1,160	1,141,539
6.63%, 05/19/55	480	497,712
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	210	202,083
AXA SA, 6.38%, (1-day SOFR Index + 2.25%)(b)(d)(e)	250	284,925
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	164	152,766
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,185	1,212,826
Belrose Funding Trust II, 6.79%, 05/15/55(b)	480	500,697
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	1,081	664,818
2.85%, 10/15/50	2,080	1,369,395
3.85%, 03/15/52	2,445	1,927,349
4.20%, 08/15/48	2,391	2,040,652
4.25%, 01/15/49	2,115	1,820,151
4.30%, 05/15/43(a)	736	664,794
4.40%, 05/15/42	718	672,698
5.75%, 01/15/40	719	788,907
Berkshire Hathaway Inc., 4.50%, 02/11/43	849	808,306
Brighthouse Financial Inc.
3.85%, 12/22/51	273	169,851
4.70%, 06/22/47(a)	921	690,260
Brown & Brown Inc.
4.95%, 03/17/52(a)	540	473,663
6.25%, 06/23/55(a)	830	869,573

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb Corp. (The)
6.00%, 05/11/37	$610	$669,574
Series 1, 6.50%, 05/15/38	593	673,858
Chubb INA Holdings LLC
2.85%, 12/15/51(a)	378	246,591
3.05%, 12/15/61	769	483,458
4.15%, 03/13/43	599	523,983
4.35%, 11/03/45	1,500	1,329,277
6.70%, 05/15/36	431	498,727
Corebridge Financial Inc.
4.35%, 04/05/42	610	525,328
4.40%, 04/05/52(a)	1,073	874,614
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	542	358,592
Equitable Holdings Inc., 5.00%, 04/20/48	1,250	1,131,990
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	828	531,730
3.50%, 10/15/50	1,076	757,725
4.87%, 06/01/44	375	338,465
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	510	517,191
6.35%, 03/22/54	875	914,874
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	232	198,625
Fidelity National Financial Inc., 3.20%, 09/17/51	325	209,959
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	576	600,243
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	647	662,753
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	448	394,595
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	681	564,735
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(b)	199	135,863
4.85%, 01/24/77(b)	523	440,212
4.88%, 06/19/64(b)	350	308,000
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	435	284,059
3.60%, 08/19/49	818	618,912
4.30%, 04/15/43	569	497,889
4.40%, 03/15/48	495	427,759
5.95%, 10/15/36	370	403,334
6.10%, 10/01/41	238	257,860
6.63%, 03/30/40(a)	212	245,156
Henneman Trust, 6.58%, 05/15/55(b)	270	284,181
High Street Funding Trust III, 5.81%, 02/15/55(b)	310	309,202
Jackson Financial Inc., 4.00%, 11/23/51	352	249,028
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,280	969,848
3.95%, 05/15/60(b)	513	364,455
4.85%, 08/01/44(a)(b)	120	107,486
5.50%, 06/15/52(b)	1,008	957,104
6.50%, 05/01/42(b)	207	213,802
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	253,623
Lincoln National Corp.
4.35%, 03/01/48	290	234,339
6.30%, 10/09/37	361	390,285
7.00%, 06/15/40	488	552,772
Loews Corp., 4.13%, 05/15/43	445	384,462
Manulife Financial Corp., 5.38%, 03/04/46	714	715,084
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	468	334,877
Security	Par (000)	Value
Insurance (continued)
Markel Group Inc.
3.45%, 05/07/52	$556	$384,453
4.15%, 09/17/50	440	345,923
4.30%, 11/01/47	278	228,535
5.00%, 03/30/43	165	152,312
5.00%, 04/05/46	616	559,275
5.00%, 05/20/49	558	501,853
6.00%, 05/16/54	670	689,836
Marsh & McLennan Companies Inc.
2.90%, 12/15/51(a)	368	237,728
4.20%, 03/01/48	824	692,220
4.35%, 01/30/47	524	451,176
4.75%, 03/15/39	745	723,879
4.90%, 03/15/49(a)	1,236	1,133,731
5.35%, 11/15/44	470	466,100
5.40%, 03/15/55	1,490	1,459,455
5.45%, 03/15/53	922	905,409
5.45%, 03/15/54(a)	524	515,197
5.70%, 09/15/53	889	910,312
6.25%, 11/01/52(a)	505	554,560
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	685	421,434
3.38%, 04/15/50(b)	439	302,409
3.73%, 10/15/70(b)	723	480,410
4.50%, 04/15/65(b)	256	198,215
4.90%, 04/01/77(b)	413	343,526
5.08%, 02/15/69(b)(d)	995	907,075
5.38%, 12/01/41(b)	216	204,614
5.67%, 12/01/52(a)(b)	391	383,842
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	635	706,572
MetLife Inc.
4.05%, 03/01/45	1,370	1,145,584
4.13%, 08/13/42	1,302	1,122,240
4.60%, 05/13/46	792	718,461
4.72%, 12/15/44	1,057	967,640
4.88%, 11/13/43	1,112	1,044,635
5.00%, 07/15/52(a)	1,260	1,168,315
5.25%, 01/15/54	1,178	1,138,423
5.88%, 02/06/41	946	999,850
6.40%, 12/15/66	1,008	1,059,193
9.25%, 04/08/68(b)	495	592,138
10.75%, 08/01/69	368	490,297
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.95%)(b)(d)	192	201,725
6.80%, 06/15/36(a)(b)	93	102,868
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	179,315
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,225	947,076
5.30%, 11/18/44(b)	212	201,828
6.75%, 05/15/87	260	260,237
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	1,040	826,074
4.95%, 04/22/44(b)	354	312,691
9.38%, 08/15/39(b)	622	845,645
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,292	974,872
4.45%, 05/15/69(b)	860	682,280
6.75%, 11/15/39(b)	849	979,141
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	813	580,532

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.63%, 09/30/59(b)	$1,059	$742,757
3.85%, 09/30/47(b)	1,574	1,241,052
6.06%, 03/30/40(b)	1,061	1,141,614
6.17%, 05/29/55(b)	891	959,111
Old Republic International Corp., 3.85%, 06/11/51	562	416,437
Omnis Funding Trust, 6.72%, 05/15/55(b)	680	717,805
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(b)	281	220,538
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	725	589,925
5.95%, 09/15/55(b)	75	77,107
9.25%, 06/15/39(a)(b)	245	337,200
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	694	489,548
5.13%, 01/30/43(b)	519	496,477
5.40%, 09/15/52(a)(b)	700	684,412
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	350	237,115
Pine Street Trust II, 5.57%, 02/15/49(b)	368	349,968
Pine Street Trust III, 6.22%, 05/15/54(b)	485	497,419
Principal Financial Group Inc.
4.30%, 11/15/46	347	299,030
4.35%, 05/15/43	276	241,312
4.63%, 09/15/42	311	284,762
5.50%, 03/15/53	377	375,859
6.05%, 10/15/36(a)	461	504,641
Progressive Corp. (The)
3.70%, 01/26/45	299	240,158
3.70%, 03/15/52	320	246,700
3.95%, 03/26/50	713	573,598
4.13%, 04/15/47	726	613,340
4.20%, 03/15/48	620	526,827
4.35%, 04/25/44	399	354,183
Prudential Financial Inc.
3.00%, 03/10/40(a)	657	515,940
3.70%, 03/13/51(a)	1,480	1,121,942
3.91%, 12/07/47	953	761,927
3.94%, 12/07/49	1,081	854,359
4.35%, 02/25/50	1,000	845,657
4.42%, 03/27/48(a)	435	374,373
4.60%, 05/15/44	773	695,016
5.70%, 12/14/36	757	810,552
6.63%, 12/01/37(a)	558	639,581
6.63%, 06/21/40	169	195,063
Securian Financial Group Inc., 4.80%, 04/15/48(b)	315	280,357
Selective Insurance Group Inc., 5.38%, 03/01/49(a)	307	284,804
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR +2.13%)(b)(d)	400	417,343
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	190	166,031
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	370	388,702
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,131	787,102
4.27%, 05/15/47(b)	2,042	1,708,513
4.90%, 09/15/44(b)	1,516	1,398,313
6.85%, 12/16/39(b)	1,040	1,203,134
Transatlantic Holdings Inc., 8.00%, 11/30/39	247	314,508
Travelers Companies Inc. (The)
2.55%, 04/27/50	480	296,827
3.05%, 06/08/51	805	543,400
3.75%, 05/15/46	544	433,707
Security	Par (000)	Value
Insurance (continued)
4.00%, 05/30/47	$662	$545,013
4.05%, 03/07/48	680	561,090
4.10%, 03/04/49	541	446,920
4.30%, 08/25/45	351	304,835
4.60%, 08/01/43	915	834,089
5.35%, 11/01/40	664	680,794
5.45%, 05/25/53(a)	689	691,458
5.70%, 07/24/55	510	530,009
6.25%, 06/15/37	935	1,049,140
6.75%, 06/20/36	547	634,790
Trinity Acquisition PLC, 6.13%, 08/15/43	229	234,866
Unum Group
4.05%, 08/15/41(b)	345	283,621
4.13%, 06/15/51	335	256,284
4.50%, 12/15/49	455	371,792
5.75%, 08/15/42(a)	440	441,229
6.00%, 06/15/54	575	572,576
W R Berkley Corp.
3.15%, 09/30/61	319	200,206
3.55%, 03/30/52	272	195,709
4.00%, 05/12/50	412	322,660
4.75%, 08/01/44	333	307,819
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	345	241,927
5.15%, 01/15/49(b)	365	337,945
Willis North America Inc.
3.88%, 09/15/49	481	365,193
5.05%, 09/15/48	513	470,354
5.90%, 03/05/54	630	639,408
WR Berkley Corp., 6.25%, 02/15/37(a)	165	183,110
Wynnton Funding Trust II, 5.99%, 08/15/55(b)	260	264,121
XL Group Ltd., 5.25%, 12/15/43	265	254,569
		136,672,778
Internet — 2.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(a)	738	549,870
3.15%, 02/09/51	2,015	1,406,583
3.25%, 02/09/61	1,225	818,466
4.00%, 12/06/37(a)	447	415,195
4.20%, 12/06/47	1,912	1,631,046
4.40%, 12/06/57	1,144	977,430
5.63%, 11/26/54	350	364,022
Alphabet Inc.
1.90%, 08/15/40	1,427	987,830
2.05%, 08/15/50	2,194	1,242,345
2.25%, 08/15/60(a)	1,732	923,972
5.25%, 05/15/55	1,375	1,366,050
5.30%, 05/15/65	1,290	1,268,394
5.35%, 11/15/45	1,500	1,533,787
5.45%, 11/15/55	1,645	1,672,229
5.70%, 11/15/75	1,780	1,830,698
Amazon.com Inc.
2.50%, 06/03/50	2,480	1,529,926
2.70%, 06/03/60	1,709	997,415
2.88%, 05/12/41	1,814	1,401,741
3.10%, 05/12/51(a)	3,181	2,197,847
3.25%, 05/12/61	1,834	1,214,647
3.88%, 08/22/37	1,845	1,714,718
3.95%, 04/13/52	2,441	1,963,184
4.05%, 08/22/47	3,477	2,927,510
4.10%, 04/13/62(a)	1,704	1,350,231

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.25%, 08/22/57	$2,048	$1,695,626
4.95%, 12/05/44(a)	1,553	1,526,304
5.45%, 11/20/55	1,875	1,891,066
5.55%, 11/20/65	1,875	1,883,778
AppLovin Corp., 5.95%, 12/01/54	185	185,987
Beignet Investor LLC, 6.58%, 05/30/49(b)	50	53,909
eBay Inc.
3.65%, 05/10/51	1,035	770,576
4.00%, 07/15/42	720	599,622
JD.com Inc., 4.13%, 01/14/50	203	171,802
Meta Platforms Inc.
4.45%, 08/15/52	2,764	2,328,081
4.65%, 08/15/62	1,609	1,350,624
5.40%, 08/15/54	3,103	3,009,574
5.50%, 11/15/45	6,545	6,547,135
5.55%, 08/15/64	2,780	2,689,241
5.60%, 05/15/53(a)	2,879	2,867,855
5.63%, 11/15/55	3,200	3,191,893
5.75%, 05/15/63	1,766	1,764,538
5.75%, 11/15/65(a)	5,950	5,924,765
Netflix Inc., 5.40%, 08/15/54	250	248,696
Prosus NV
3.83%, 02/08/51(b)	1,270	859,750
4.03%, 08/03/50(a)(b)	832	583,460
4.99%, 01/19/52(b)	1,102	891,599
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	1,927	1,416,366
3.29%, 06/03/60(a)(b)	945	660,375
3.68%, 04/22/41(a)(b)	717	617,232
3.84%, 04/22/51(a)(b)	1,495	1,219,449
3.93%, 01/19/38(a)(b)	1,005	946,532
3.94%, 04/22/61(b)	776	622,276
4.53%, 04/11/49(b)	409	374,422
Uber Technologies Inc., 5.35%, 09/15/54(a)	1,207	1,168,425
		80,346,094
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	380	397,596
6.75%, 03/01/41(a)	453	496,657
7.00%, 10/15/39	552	626,963
GUSAP III LP, 7.25%, 04/16/44(b)	412	471,818
Nucor Corp.
2.98%, 12/15/55	569	359,739
3.85%, 04/01/52	500	387,758
4.40%, 05/01/48	336	291,597
5.20%, 08/01/43	387	381,920
6.40%, 12/01/37	430	484,251
Reliance Inc., 6.85%, 11/15/36	195	220,986
Steel Dynamics Inc.
3.25%, 10/15/50	304	211,448
5.75%, 05/15/55	345	350,349
Vale Overseas Ltd.
6.40%, 06/28/54(a)	1,595	1,644,455
6.88%, 11/21/36	584	661,774
6.88%, 11/10/39(a)	423	481,943
Vale SA, 5.63%, 09/11/42	416	421,514
		7,890,768
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	225	182,588
Security	Par (000)	Value
Leisure Time (continued)
Harley-Davidson Inc., 4.63%, 07/28/45	$214	$176,054
		358,642
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37(a)	835	862,452
Machinery — 0.4%
Caterpillar Inc.
3.25%, 09/19/49	1,145	831,678
3.25%, 04/09/50	1,094	796,602
3.80%, 08/15/42	1,470	1,249,581
4.30%, 05/15/44	756	673,078
4.75%, 05/15/64	415	373,778
5.20%, 05/27/41	616	627,841
5.50%, 05/15/55(a)	135	138,513
6.05%, 08/15/36(a)	523	586,499
Deere & Co.
2.88%, 09/07/49	540	368,861
3.75%, 04/15/50(a)	881	702,827
3.90%, 06/09/42	1,065	928,819
5.70%, 01/19/55(a)	610	645,200
Dover Corp.
5.38%, 03/01/41	282	284,845
6.60%, 03/15/38	241	273,952
Ingersoll Rand Inc., 5.70%, 06/15/54(a)	475	483,024
Otis Worldwide Corp.
3.11%, 02/15/40	785	619,425
3.36%, 02/15/50(a)	750	537,245
Rockwell Automation Inc.
2.80%, 08/15/61	195	115,264
4.20%, 03/01/49(a)	554	470,424
6.25%, 12/01/37	270	309,107
Xylem Inc./New York, 4.38%, 11/01/46	385	331,888
		11,348,451
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	433	306,456
3.25%, 08/26/49	936	658,640
3.63%, 10/15/47(a)	561	429,396
3.70%, 04/15/50(a)	647	491,433
3.88%, 06/15/44(a)	149	123,281
4.00%, 09/14/48	1,180	961,766
5.70%, 03/15/37(a)	491	525,469
Eaton Corp.
3.92%, 09/15/47	395	323,374
4.15%, 11/02/42	835	738,384
4.70%, 08/23/52(a)	562	512,142
Illinois Tool Works Inc.
3.90%, 09/01/42(a)	978	835,526
4.88%, 09/15/41	570	558,245
Parker-Hannifin Corp.
4.00%, 06/14/49	814	663,841
4.10%, 03/01/47	639	538,128
4.45%, 11/21/44(a)	357	318,953
6.25%, 05/15/38(a)	330	372,010
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)(b)	1,306	1,001,139
3.30%, 09/15/46(b)	998	751,448
4.20%, 03/16/47(b)	1,500	1,292,969
4.40%, 05/27/45(b)	1,898	1,695,478
Siemens Funding BV
5.80%, 05/28/55(b)	775	824,448

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
5.90%, 05/28/65(b)	$295	$315,579
Textron Inc., 4.95%, 03/15/36	230	230,123
		14,468,228
Media — 3.6%
Charter Communications Operating LLC,/Charter Communications Operating Capital, 6.70%, 12/01/55	340	331,339
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,530	1,091,621
3.50%, 03/01/42	1,131	793,798
3.70%, 04/01/51(a)	1,734	1,115,880
3.85%, 04/01/61(a)	2,179	1,333,031
3.90%, 06/01/52	2,072	1,360,257
3.95%, 06/30/62	1,785	1,097,862
4.40%, 12/01/61	1,456	972,705
4.80%, 03/01/50	2,889	2,219,994
5.13%, 07/01/49	1,391	1,116,673
5.25%, 04/01/53(a)	1,282	1,039,014
5.38%, 04/01/38	1,335	1,238,465
5.38%, 05/01/47	2,424	2,033,276
5.50%, 04/01/63	1,301	1,046,807
5.75%, 04/01/48	2,301	2,016,387
6.48%, 10/23/45	3,965	3,798,978
6.83%, 10/23/55	320	314,414
Comcast Corp.
2.45%, 08/15/52(a)	1,927	1,048,845
2.65%, 08/15/62	1,067	549,448
2.80%, 01/15/51	2,299	1,373,251
2.89%, 11/01/51	5,301	3,207,309
2.94%, 11/01/56	4,988	2,895,075
2.99%, 11/01/63	3,676	2,051,397
3.20%, 07/15/36(a)	1,527	1,306,788
3.25%, 11/01/39	1,617	1,284,442
3.40%, 07/15/46	1,617	1,148,692
3.45%, 02/01/50	2,021	1,387,473
3.75%, 04/01/40	1,843	1,540,505
3.90%, 03/01/38	1,342	1,178,459
3.97%, 11/01/47	2,442	1,875,498
4.00%, 08/15/47	1,384	1,064,502
4.00%, 03/01/48	1,178	906,950
4.00%, 11/01/49	1,945	1,469,917
4.05%, 11/01/52	1,345	1,005,983
4.60%, 10/15/38	1,117	1,051,674
4.60%, 08/15/45	612	527,165
4.65%, 07/15/42	491	434,807
4.70%, 10/15/48	2,313	1,969,502
4.75%, 03/01/44	429	379,715
4.95%, 10/15/58	509	434,380
5.17%, 01/15/37(b)	150	149,802
5.35%, 05/15/53(a)	1,833	1,689,735
5.50%, 05/15/64(a)	1,586	1,462,889
5.65%, 06/01/54	1,722	1,651,568
6.05%, 05/15/55(a)	1,060	1,072,947
6.40%, 03/01/40(a)	366	402,931
6.45%, 03/15/37	875	971,924
6.55%, 07/01/39	500	564,230
6.95%, 08/15/37(a)	493	570,607
Cox Communications Inc.
2.95%, 10/01/50(b)	780	441,680
3.60%, 06/15/51(a)(b)	507	319,855
Security	Par (000)	Value
Media (continued)
4.50%, 06/30/43(b)	$366	$287,136
4.60%, 08/15/47(b)	570	433,596
4.70%, 12/15/42(a)(b)	736	593,328
5.80%, 12/15/53(b)	745	646,891
5.95%, 09/01/54(b)	675	601,017
8.38%, 03/01/39(b)	190	222,750
Fox Corp.
5.48%, 01/25/39	726	735,282
5.58%, 01/25/49(a)	1,233	1,202,561
Grupo Televisa SAB
5.00%, 05/13/45	910	638,647
5.25%, 05/24/49	380	268,074
6.13%, 01/31/46(a)	1,046	840,163
6.63%, 01/15/40	226	207,984
NBCUniversal Media LLC
4.45%, 01/15/43	550	473,072
5.95%, 04/01/41	233	241,722
6.40%, 04/30/40	465	511,500
Paramount Global
4.38%, 03/15/43	1,308	984,301
4.60%, 01/15/45	506	384,439
4.85%, 07/01/42	362	290,400
4.90%, 08/15/44(a)	205	160,177
4.95%, 05/19/50	454	353,502
5.25%, 04/01/44	280	226,720
5.85%, 09/01/43	1,126	1,012,847
5.90%, 10/15/40	215	197,519
6.88%, 04/30/36(a)	583	611,912
Time Warner Cable LLC
4.50%, 09/15/42(a)	1,328	1,035,919
5.50%, 09/01/41	1,537	1,362,278
5.88%, 11/15/40	1,508	1,400,870
6.55%, 05/01/37	2,162	2,210,150
6.75%, 06/15/39	1,744	1,775,852
7.30%, 07/01/38	1,472	1,567,011
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	388	273,842
3.70%, 12/01/42	407	334,513
4.13%, 06/01/44	787	673,686
4.38%, 08/16/41	360	327,089
Series E, 4.13%, 12/01/41	440	389,475
Walt Disney Co. (The)
2.75%, 09/01/49	1,873	1,214,983
3.50%, 05/13/40	2,026	1,713,606
3.60%, 01/13/51	1,885	1,431,191
3.80%, 05/13/60	175	131,356
4.63%, 03/23/40(a)	995	961,534
4.70%, 03/23/50(a)	1,498	1,366,912
4.75%, 09/15/44	577	534,334
4.75%, 11/15/46	455	419,495
4.95%, 10/15/45	383	364,471
5.40%, 10/01/43	585	594,244
6.15%, 03/01/37	994	1,108,955
6.15%, 02/15/41(a)	618	682,900
6.40%, 12/15/35	883	1,006,223
6.65%, 11/15/37	1,987	2,298,368
7.75%, 12/01/45	290	375,013
		99,990,256

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	$416	$354,357
4.38%, 06/15/45	278	247,755
Valmont Industries Inc.
5.00%, 10/01/44	370	348,670
5.25%, 10/01/54	221	209,678
		1,160,460
Mining — 1.5%
Anglo American Capital PLC
3.95%, 09/10/50(b)	551	421,843
4.75%, 03/16/52(a)(b)	728	628,525
6.00%, 04/05/54(b)	468	478,660
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	464	513,048
Barrick Mining Corp., 5.25%, 04/01/42	345	342,430
Barrick North America Finance LLC
5.70%, 05/30/41	728	749,288
5.75%, 05/01/43	834	861,152
7.50%, 09/15/38(a)	90	108,877
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	670	715,745
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	932	816,566
5.00%, 02/15/36	460	468,839
5.00%, 09/30/43	2,599	2,497,906
5.50%, 09/08/53	993	1,007,128
5.75%, 09/05/55	655	682,844
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	598	389,487
3.70%, 01/30/50(b)	2,538	1,815,431
4.25%, 07/17/42(b)	1,195	988,113
4.38%, 02/05/49(b)	1,161	923,134
4.50%, 08/01/47(b)	1,132	929,817
4.88%, 11/04/44(b)	782	687,341
5.63%, 10/18/43(a)(b)	890	863,928
6.15%, 10/24/36(a)(b)	533	568,701
6.30%, 09/08/53(b)	1,185	1,222,196
6.44%, 01/26/36(b)	1,472	1,596,690
6.78%, 01/13/55(b)	850	916,555
Freeport Indonesia PT, 6.20%, 04/14/52(a)(b)	657	672,298
Freeport-McMoRan Inc., 5.45%, 03/15/43	1,922	1,871,458
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	810	634,280
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	478	468,766
6.00%, 11/15/41(b)	481	501,781
6.90%, 11/15/37(b)	398	453,949
Glencore Funding LLC
3.38%, 09/23/51(b)	457	313,745
3.88%, 04/27/51(a)(b)	594	449,378
5.89%, 04/04/54(a)(b)	535	539,986
6.14%, 04/01/55(a)(b)	300	314,389
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(b)	374	368,379
6.76%, 11/15/48(b)	125	136,188
Industrias Penoles SAB de CV
4.75%, 08/06/50(b)	492	409,454
5.65%, 09/12/49(b)	500	469,075
Kinross Gold Corp., 6.88%, 09/01/41	270	303,455
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	962	809,523
Security	Par (000)	Value
Mining (continued)
Newmont Corp.
4.88%, 03/15/42	$418	$403,195
5.45%, 06/09/44	400	403,395
6.25%, 10/01/39(a)	140	155,096
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	474	395,702
5.75%, 11/15/41	462	475,742
Nexa Resources SA, 6.60%, 04/08/37(b)	55	57,076
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,185	747,571
5.20%, 11/02/40	1,018	1,027,741
Rio Tinto Finance USA PLC
4.13%, 08/21/42	862	750,310
4.75%, 03/22/42	273	257,913
5.13%, 03/09/53	983	933,196
5.75%, 03/14/55	1,655	1,713,506
5.88%, 03/14/65	800	835,661
Southern Copper Corp.
5.25%, 11/08/42	1,531	1,473,078
5.88%, 04/23/45	1,221	1,264,131
6.75%, 04/16/40	912	1,037,111
		41,840,772
Oil & Gas — 6.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	860	823,527
Aker BP ASA, 5.80%, 10/01/54(b)	825	763,783
APA Corp.
4.75%, 04/15/43	70	54,779
5.10%, 09/01/40	420	374,144
5.35%, 07/01/49(a)	480	406,841
6.00%, 01/15/37	60	60,420
6.75%, 02/15/55	505	510,227
Apache Corp.
5.25%, 02/01/42	180	159,638
6.00%, 01/15/37(a)	193	192,894
BG Energy Capital PLC, 5.13%, 10/15/41(b)	724	706,294
BP Capital Markets America Inc.
2.77%, 11/10/50(a)	1,629	1,031,942
2.94%, 06/04/51(a)	2,521	1,644,490
3.00%, 02/24/50	2,085	1,392,399
3.00%, 03/17/52(a)	1,435	942,131
3.06%, 06/17/41	1,280	985,507
3.38%, 02/08/61	2,342	1,572,875
Burlington Resources LLC, 5.95%, 10/15/36	201	218,531
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	920	816,281
6.25%, 03/15/38	1,059	1,137,388
6.50%, 02/15/37	402	438,960
6.75%, 02/01/39	380	423,535
Cenovus Energy Inc.
3.75%, 02/15/52(a)	741	526,492
5.25%, 06/15/37(a)	317	310,099
5.40%, 03/20/36	475	479,640
5.40%, 06/15/47	679	628,827
6.75%, 11/15/39	489	545,044
Chevron Corp.
2.98%, 05/11/40	179	142,026
3.08%, 05/11/50(a)	1,103	766,286
Chevron USA Inc.
2.34%, 08/12/50	823	489,740
5.25%, 11/15/43	251	254,098
6.00%, 03/01/41(a)	270	297,132

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	$500	$551,825
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	255,719
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	369,927
4.25%, 05/09/43	220	205,434
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	609,813
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	428,936
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	689,340
ConocoPhillips Co.
3.76%, 03/15/42	787	649,822
3.80%, 03/15/52	1,538	1,155,603
4.03%, 03/15/62	1,957	1,459,379
4.30%, 11/15/44	584	503,759
4.88%, 10/01/47	614	559,736
5.30%, 05/15/53(a)	1,361	1,295,629
5.50%, 01/15/55(a)	1,240	1,212,134
5.55%, 03/15/54	929	912,130
5.65%, 01/15/65	870	857,507
5.70%, 09/15/63	845	840,622
5.90%, 05/15/38	295	319,750
5.95%, 03/15/46	360	378,088
6.50%, 02/01/39	1,360	1,546,154
6.60%, 10/01/37(a)	225	253,149
Continental Resources Inc./OK, 4.90%, 06/01/44	655	525,902
Coterra Energy Inc., 5.90%, 02/15/55	785	764,596
Devon Energy Corp.
4.75%, 05/15/42	708	618,225
5.00%, 06/15/45	752	657,973
5.60%, 07/15/41	1,287	1,255,752
5.75%, 09/15/54(a)	1,015	944,830
Diamondback Energy Inc.
4.25%, 03/15/52	762	604,128
4.40%, 03/24/51(a)	633	515,599
5.75%, 04/18/54	1,735	1,672,745
5.90%, 04/18/64	1,030	994,170
6.25%, 03/15/53	647	664,191
Empresa Nacional del Petroleo, 4.50%, 09/14/47(b)	591	495,613
Eni SpA
5.70%, 10/01/40(b)	150	150,064
5.95%, 05/15/54(a)(b)	1,240	1,246,279
EOG Resources Inc.
4.95%, 04/15/50(a)	881	802,114
5.10%, 01/15/36(a)	185	188,955
5.35%, 01/15/36(a)	680	705,349
5.65%, 12/01/54(a)	876	876,184
5.95%, 07/15/55	845	879,358
Equinor ASA
3.25%, 11/18/49	914	659,009
3.63%, 04/06/40	463	398,713
3.70%, 04/06/50	1,094	849,794
3.95%, 05/15/43	709	608,289
4.25%, 11/23/41	565	510,861
4.80%, 11/08/43	651	618,139
5.10%, 08/17/40	763	770,188
Exxon Mobil Corp.
3.00%, 08/16/39	643	521,121
3.10%, 08/16/49	1,417	991,653
3.45%, 04/15/51	3,098	2,276,897
Security	Par (000)	Value
Oil & Gas (continued)
3.57%, 03/06/45	$1,131	$900,157
4.11%, 03/01/46	2,501	2,133,043
4.23%, 03/19/40(a)	1,912	1,775,585
4.33%, 03/19/50	2,734	2,341,228
Hess Corp.
5.60%, 02/15/41	1,114	1,166,501
5.80%, 04/01/47	690	719,835
6.00%, 01/15/40	569	622,998
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,315	1,251,279
6.38%, 10/24/48(a)(b)	1,350	1,369,152
Marathon Petroleum Corp.
4.50%, 04/01/48	676	548,613
4.75%, 09/15/44	695	604,038
5.00%, 09/15/54	408	347,727
5.85%, 12/15/45	314	308,298
6.50%, 03/01/41	1,088	1,170,049
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	646	702,276
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	535	322,295
4.10%, 02/15/47	396	288,691
4.20%, 03/15/48	370	276,990
4.40%, 04/15/46	527	419,004
4.40%, 08/15/49	249	188,269
4.63%, 06/15/45	221	177,037
6.05%, 10/01/54(a)	1,020	991,834
6.20%, 03/15/40	615	628,909
6.45%, 09/15/36	2,171	2,318,140
6.60%, 03/15/46	989	1,029,512
7.95%, 06/15/39	675	800,638
Ovintiv Inc.
6.50%, 02/01/38	405	427,229
6.63%, 08/15/37	165	175,626
7.10%, 07/15/53	449	483,013
Pertamina Persero PT
4.15%, 02/25/60(b)	702	523,636
4.18%, 01/21/50(a)(b)	865	682,526
4.70%, 07/30/49(a)(b)	696	595,448
5.63%, 05/20/43(a)(b)	1,347	1,328,557
6.00%, 05/03/42(b)	1,242	1,274,897
6.45%, 05/30/44(a)(b)	1,468	1,575,976
6.50%, 05/27/41(a)(b)	590	636,368
6.50%, 11/07/48(a)(b)	839	905,287
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,990	1,382,708
4.50%, 03/18/45(b)	1,659	1,503,445
4.55%, 04/21/50(b)	3,006	2,676,647
4.80%, 04/21/60(b)	1,298	1,189,091
5.85%, 04/03/55(b)	715	760,392
Phillips 66
3.30%, 03/15/52	1,034	685,562
4.88%, 11/15/44	1,600	1,423,686
5.88%, 05/01/42	1,589	1,613,660
Phillips 66 Co.
4.68%, 02/15/45	644	549,948
4.90%, 10/01/46	863	753,729
5.50%, 03/15/55(a)	640	596,393
5.65%, 06/15/54	545	521,976
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	50	53,008

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	$710	$504,356
4.50%, 10/25/42(b)	205	183,180
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	600	462,108
6.35%, 06/12/42(b)	595	653,608
Qatar Energy
3.13%, 07/12/41(b)	3,827	2,965,902
3.30%, 07/12/51(b)	3,863	2,754,107
Raizen Fuels Finance SA
6.70%, 02/25/37(b)	865	741,738
6.95%, 03/05/54(b)	1,209	962,243
Reliance Industries Ltd.
3.63%, 01/12/52(a)(b)	1,772	1,307,094
3.75%, 01/12/62(b)	1,016	733,791
4.88%, 02/10/45(b)	110	103,077
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	1,976	1,341,556
3.50%, 11/24/70(b)	2,090	1,354,927
4.25%, 04/16/39(b)	3,008	2,737,966
4.38%, 04/16/49(b)	2,658	2,237,924
5.75%, 07/17/54(b)	1,997	1,977,330
5.88%, 07/17/64(b)	1,825	1,800,693
6.38%, 06/02/55(b)	1,005	1,071,436
Shell Finance U.S. Inc.
3.25%, 04/06/50(a)	1,996	1,413,037
3.75%, 09/12/46	1,134	900,266
4.00%, 05/10/46	1,538	1,271,565
4.38%, 05/11/45	2,825	2,474,993
4.55%, 08/12/43	867	787,242
Shell International Finance BV
2.88%, 11/26/41	440	327,860
3.00%, 11/26/51(a)	1,084	723,802
3.13%, 11/07/49	1,194	824,763
3.25%, 04/06/50(a)	565	399,948
3.63%, 08/21/42	390	318,702
4.00%, 05/10/46	575	474,576
4.38%, 05/11/45(a)	465	408,732
4.55%, 08/12/43(a)	340	308,822
5.50%, 03/25/40	1,031	1,075,904
6.38%, 12/15/38	2,486	2,776,985
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	425	394,883
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,158,756
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	530	566,883
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	855	779,731
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	555	515,702
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	445	395,950
4.25%, 04/12/47(b)	270	250,746
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	585	441,363
3.35%, 05/13/50(b)	480	380,263
3.44%, 11/12/49(b)	290	234,320
3.68%, 08/08/49(b)	330	277,701
4.60%, 09/12/48(a)(b)	508	494,185
Suncor Energy Inc.
3.75%, 03/04/51(a)	827	597,429
Security	Par (000)	Value
Oil & Gas (continued)
4.00%, 11/15/47	$906	$695,511
6.50%, 06/15/38	325	354,598
6.80%, 05/15/38	491	546,029
6.85%, 06/01/39	750	840,858
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	501	353,473
3.75%, 06/18/50(b)	525	386,566
4.88%, 01/23/43(b)	5	4,456
5.38%, 11/20/48(b)	435	410,080
TotalEnergies Capital International SA
2.99%, 06/29/41	564	430,995
3.13%, 05/29/50	2,418	1,656,258
3.39%, 06/29/60	899	600,504
3.46%, 07/12/49	1,205	876,396
TotalEnergies Capital SA
5.28%, 09/10/54	1,040	1,000,142
5.43%, 09/10/64	1,127	1,084,478
5.49%, 04/05/54(a)	1,638	1,616,709
5.64%, 04/05/64	1,240	1,234,487
Valero Energy Corp.
3.65%, 12/01/51	765	537,328
4.00%, 06/01/52(a)	690	518,141
4.90%, 03/15/45	516	467,181
6.63%, 06/15/37	1,083	1,209,214
Woodside Finance Ltd., 5.70%, 09/12/54	750	718,705
XTO Energy Inc., 6.75%, 08/01/37(a)	195	226,664
		163,274,941
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	899	890,214
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47(a)	1,396	1,128,641
Halliburton Co.
4.50%, 11/15/41	302	267,060
4.75%, 08/01/43	942	842,213
5.00%, 11/15/45(a)	1,948	1,777,375
6.70%, 09/15/38	553	621,367
7.45%, 09/15/39	798	955,827
NOV Inc., 3.95%, 12/01/42	960	760,976
		7,243,673
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51(a)	565	373,026
4.05%, 12/15/49	373	300,898
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	860	870,306
Sonoco Products Co., 5.75%, 11/01/40	455	464,623
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	215	241,531
		2,250,384
Pharmaceuticals — 6.5%
AbbVie Inc.
4.05%, 11/21/39	3,859	3,491,568
4.25%, 11/21/49	5,752	4,855,784
4.30%, 05/14/36	1,364	1,322,396
4.40%, 11/06/42	2,698	2,451,022
4.45%, 05/14/46	2,376	2,108,074
4.63%, 10/01/42	572	529,120
4.70%, 05/14/45	2,442	2,249,566
4.75%, 03/15/45	1,119	1,038,457
4.85%, 06/15/44	1,059	999,871
4.88%, 11/14/48	2,070	1,927,277
5.35%, 03/15/44	850	854,722

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.40%, 03/15/54	$3,275	$3,264,538
5.50%, 03/15/64	1,615	1,609,702
5.60%, 03/15/55	1,190	1,220,866
AstraZeneca PLC
2.13%, 08/06/50	414	238,476
3.00%, 05/28/51	556	384,688
4.00%, 09/18/42	961	840,954
4.38%, 11/16/45	877	787,196
4.38%, 08/17/48	692	617,168
6.45%, 09/15/37	2,615	3,017,554
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	470	350,765
4.40%, 07/15/44(b)	830	670,874
4.63%, 06/25/38(a)(b)	981	893,968
4.65%, 11/15/43(a)(b)	415	338,722
4.70%, 07/15/64(b)	810	618,955
4.88%, 06/25/48(b)	1,828	1,547,673
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)	650	703,308
Becton Dickinson & Co.
3.79%, 05/20/50	505	385,316
4.67%, 06/06/47	1,486	1,315,502
4.69%, 12/15/44	881	789,759
Bristol-Myers Squibb Co.
2.35%, 11/13/40	811	582,652
2.55%, 11/13/50	1,858	1,128,919
3.25%, 08/01/42	385	301,042
3.55%, 03/15/42	1,055	862,640
3.70%, 03/15/52	2,162	1,633,703
3.90%, 03/15/62	796	590,239
4.13%, 06/15/39(a)	2,015	1,856,999
4.25%, 10/26/49	3,729	3,120,989
4.35%, 11/15/47	1,676	1,449,590
4.50%, 03/01/44	264	238,065
4.55%, 02/20/48	1,633	1,441,272
4.63%, 05/15/44	994	912,252
5.00%, 08/15/45	734	705,227
5.50%, 02/22/44(a)	495	503,991
5.55%, 02/22/54(a)	2,493	2,518,717
5.88%, 11/15/36	236	256,476
Cardinal Health Inc.
4.37%, 06/15/47	461	389,710
4.50%, 11/15/44	283	246,324
4.60%, 03/15/43	372	329,664
4.90%, 09/15/45	422	386,248
5.75%, 11/15/54(a)	550	557,649
Cencora Inc.
4.25%, 03/01/45	449	383,696
4.30%, 12/15/47	279	235,477
CVS Health Corp.
2.70%, 08/21/40	560	405,127
4.13%, 04/01/40	1,026	887,233
4.25%, 04/01/50	422	331,404
4.78%, 03/25/38	4,330	4,115,785
5.05%, 03/25/48	7,682	6,892,402
5.13%, 07/20/45	3,461	3,170,039
5.30%, 12/05/43	828	785,573
5.63%, 02/21/53	1,314	1,254,626
5.88%, 06/01/53	1,578	1,559,094
6.00%, 06/01/44	796	812,383
6.00%, 06/01/63	931	918,515
6.05%, 06/01/54	1,025	1,038,868
Security	Par (000)	Value
Pharmaceuticals (continued)
6.13%, 09/15/39	$515	$543,684
6.20%, 09/15/55	1,375	1,424,608
6.25%, 09/15/65(a)	520	532,426
Eli Lilly & Co.
2.25%, 05/15/50	1,154	682,285
2.50%, 09/15/60	1,545	871,699
3.70%, 03/01/45	353	289,363
3.95%, 05/15/47	345	286,834
3.95%, 03/15/49	929	764,590
4.15%, 03/15/59	674	544,711
4.88%, 02/27/53	1,292	1,212,362
4.95%, 02/27/63	1,057	984,191
5.00%, 02/09/54	1,752	1,674,244
5.05%, 08/14/54	1,375	1,317,966
5.10%, 02/09/64	1,438	1,363,909
5.20%, 08/14/64	766	740,284
5.50%, 02/12/55	1,260	1,294,123
5.55%, 03/15/37	365	399,495
5.55%, 10/15/55	610	629,716
5.60%, 02/12/65	820	843,913
5.65%, 10/15/65	1,050	1,086,663
5.95%, 11/15/37	210	232,225
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	449	396,346
6.38%, 05/15/38	2,668	3,036,155
Johnson & Johnson
2.10%, 09/01/40	1,239	886,553
2.25%, 09/01/50(a)	888	537,785
2.45%, 09/01/60	1,251	712,346
3.40%, 01/15/38	980	872,655
3.50%, 01/15/48	706	556,688
3.55%, 03/01/36	935	867,681
3.63%, 03/03/37	1,973	1,808,231
3.70%, 03/01/46	1,884	1,554,553
3.75%, 03/03/47	1,306	1,075,094
4.50%, 09/01/40(a)	656	643,154
4.50%, 12/05/43	494	465,167
4.85%, 05/15/41	269	269,430
5.25%, 06/01/54(a)	730	747,073
5.85%, 07/15/38	667	743,054
5.95%, 08/15/37	879	989,984
McKesson Corp., 4.88%, 03/15/44	236	218,352
Mead Johnson Nutrition Co.
4.60%, 06/01/44	416	376,397
5.90%, 11/01/39	218	236,875
Merck & Co. Inc.
2.35%, 06/24/40	1,330	974,514
2.45%, 06/24/50	1,199	724,325
2.75%, 12/10/51	1,969	1,252,849
2.90%, 12/10/61	1,552	932,965
3.60%, 09/15/42	621	509,454
3.70%, 02/10/45	2,068	1,679,606
3.90%, 03/07/39(a)	996	900,394
4.00%, 03/07/49	1,267	1,036,963
4.15%, 05/18/43	1,574	1,383,735
4.90%, 05/17/44	855	817,759
5.00%, 05/17/53	1,360	1,287,135
5.15%, 05/17/63	1,088	1,028,314
5.70%, 09/15/55	1,115	1,155,205
6.55%, 09/15/37	305	353,818

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	$313	$341,928
5.85%, 06/30/39(a)	266	290,518
Mylan Inc.
5.20%, 04/15/48	444	362,777
5.40%, 11/29/43	335	290,272
Novartis Capital Corp.
2.75%, 08/14/50	1,088	715,076
3.70%, 09/21/42	442	371,910
4.00%, 11/20/45	1,115	947,971
4.40%, 05/06/44	1,852	1,682,554
4.70%, 09/18/54	620	566,430
5.20%, 11/05/45	275	274,232
5.30%, 11/05/55	275	272,731
Pfizer Inc.
2.55%, 05/28/40	1,129	840,717
2.70%, 05/28/50(a)	1,198	766,777
3.90%, 03/15/39	1,268	1,138,234
4.00%, 12/15/36(a)	1,637	1,550,366
4.00%, 03/15/49	1,421	1,163,198
4.10%, 09/15/38	1,111	1,026,207
4.13%, 12/15/46	1,330	1,117,334
4.20%, 09/15/48	1,281	1,082,483
4.30%, 06/15/43	684	607,691
4.40%, 05/15/44	927	840,774
5.60%, 09/15/40	920	963,699
5.60%, 11/15/55	75	75,908
5.70%, 11/15/65	250	251,455
7.20%, 03/15/39	2,378	2,880,003
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	2,861	2,788,861
5.30%, 05/19/53	5,605	5,432,635
5.34%, 05/19/63	3,977	3,774,013
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40(a)	1,410	1,093,367
3.18%, 07/09/50(a)	1,793	1,225,557
3.38%, 07/09/60	912	598,647
5.65%, 07/05/44	910	932,452
5.65%, 07/05/54	525	529,163
5.80%, 07/05/64(a)	665	668,503
Takeda U.S. Financing Inc., 5.90%, 07/07/55	685	711,724
Utah Acquisition Sub Inc., 5.25%, 06/15/46	908	752,045
Viatris Inc.
3.85%, 06/22/40	1,288	985,020
4.00%, 06/22/50	1,683	1,128,506
Wyeth LLC
5.95%, 04/01/37	2,426	2,647,614
6.00%, 02/15/36	576	631,626
Zoetis Inc.
3.00%, 05/15/50	489	330,539
3.95%, 09/12/47	392	319,826
4.45%, 08/20/48	342	298,761
4.70%, 02/01/43	1,059	984,580
		179,231,015
Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	2,171	2,035,482
Boardwalk Pipelines LP, 5.38%, 02/15/36	385	387,551
Cameron LNG LLC
3.40%, 01/15/38(b)	168	146,692
3.70%, 01/15/39(b)	665	576,261
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	$197	$167,511
Colonial Pipeline Co.
4.20%, 04/15/43(b)	200	158,585
4.25%, 04/15/48(a)(b)	661	509,268
6.38%, 08/01/37(b)	185	194,527
Columbia Pipeline Group Inc., 5.80%, 06/01/45	365	364,770
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)(b)	335	322,625
5.96%, 02/15/55(b)	510	508,153
6.50%, 08/15/43(b)	641	687,454
6.54%, 11/15/53(b)	1,232	1,329,276
6.71%, 08/15/63(b)	781	861,407
DCP Midstream Operating LP
5.60%, 04/01/44	212	205,749
6.45%, 11/03/36(b)	265	282,777
6.75%, 09/15/37(b)	293	320,557
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	940	926,477
6.20%, 01/15/55	270	283,987
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49	353	260,062
4.60%, 12/15/44	327	287,695
4.80%, 11/01/43	302	270,989
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	290	267,703
4.39%, 11/30/46(b)	1,140	956,461
Enbridge Energy Partners LP
5.50%, 09/15/40	582	585,012
7.38%, 10/15/45	535	632,564
Series B, 7.50%, 04/15/38	235	279,249
Enbridge Inc.
3.40%, 08/01/51	980	677,048
4.00%, 11/15/49	508	393,327
4.50%, 06/10/44	508	436,461
5.50%, 12/01/46	860	857,454
5.95%, 04/05/54(a)	1,114	1,147,972
6.70%, 11/15/53(a)	1,195	1,334,111
Energy Transfer LP
4.95%, 01/15/43	323	287,306
5.00%, 05/15/44	619	545,475
5.00%, 05/15/50	2,072	1,761,884
5.15%, 02/01/43	524	473,868
5.15%, 03/15/45	1,012	904,847
5.30%, 04/01/44	828	757,355
5.30%, 04/15/47	1,032	931,449
5.35%, 05/15/45	725	666,139
5.40%, 10/01/47	1,600	1,457,068
5.95%, 10/01/43	337	333,097
5.95%, 05/15/54	1,466	1,413,784
6.00%, 06/15/48	1,190	1,168,299
6.05%, 06/01/41	864	880,077
6.05%, 09/01/54	1,417	1,385,401
6.10%, 02/15/42	250	253,105
6.13%, 12/15/45	1,206	1,202,822
6.20%, 04/01/55	1,105	1,102,984
6.25%, 04/15/49	1,472	1,479,490
6.50%, 02/01/42	989	1,049,795
6.63%, 10/15/36	370	404,495
6.85%, 02/15/40	1,250	1,360,460
7.50%, 07/01/38	689	805,080

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series 20Y, 5.80%, 06/15/38	$585	$601,447
Enterprise Products Operating LLC
3.20%, 02/15/52	1,253	849,634
3.30%, 02/15/53	1,167	798,510
3.70%, 01/31/51	1,062	793,651
3.95%, 01/31/60	1,308	979,270
4.20%, 01/31/50	1,163	954,747
4.25%, 02/15/48	1,451	1,214,523
4.45%, 02/15/43	978	875,438
4.80%, 02/01/49	1,461	1,316,142
4.85%, 08/15/42	555	519,276
4.85%, 03/15/44	1,231	1,143,230
4.90%, 05/15/46	1,148	1,058,547
4.95%, 10/15/54	900	815,729
5.10%, 02/15/45	1,109	1,061,926
5.20%, 01/15/36	800	820,850
5.55%, 02/16/55	1,617	1,601,047
5.70%, 02/15/42	851	875,819
5.95%, 02/01/41	715	760,705
6.13%, 10/15/39	790	862,447
6.45%, 09/01/40(a)	740	834,184
7.55%, 04/15/38	160	194,868
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	208	177,761
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(b)	228	212,858
Series B, 6.17%, 12/31/39	30	31,412
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(b)	482	424,086
2.94%, 09/30/40(b)	855	727,704
3.25%, 09/30/40(b)	1,310	1,070,644
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	639,426
6.51%, 02/23/42(b)	1,145	1,248,965
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	212	211,926
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	763	676,500
5.00%, 08/15/42	655	609,098
5.00%, 03/01/43	627	578,172
5.40%, 09/01/44	460	441,220
5.50%, 03/01/44	1,054	1,027,134
5.63%, 09/01/41	122	121,819
6.38%, 03/01/41	584	627,982
6.50%, 02/01/37	221	242,506
6.50%, 09/01/39	741	812,538
6.55%, 09/15/40	582	637,625
6.95%, 01/15/38	1,170	1,331,023
7.50%, 11/15/40(a)	390	466,244
Kinder Morgan Inc.
3.25%, 08/01/50	607	405,012
3.60%, 02/15/51	1,029	733,020
5.05%, 02/15/46	773	706,154
5.20%, 03/01/48	798	738,951
5.45%, 08/01/52	738	697,783
5.55%, 06/01/45	1,543	1,507,469
5.95%, 08/01/54(a)	796	807,788
MPLX LP
4.50%, 04/15/38	1,510	1,385,377
4.70%, 04/15/48	1,524	1,279,847
4.90%, 04/15/58	400	332,471
4.95%, 03/14/52	1,448	1,234,684
Security	Par (000)	Value
Pipelines (continued)
5.20%, 03/01/47	$1,110	$1,000,004
5.20%, 12/01/47	546	492,554
5.50%, 02/15/49	1,446	1,341,988
5.65%, 03/01/53	587	550,708
5.95%, 04/01/55(a)	955	935,980
6.20%, 09/15/55	1,070	1,082,043
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	276	323,179
Northern Natural Gas Co.
3.40%, 10/16/51(b)	409	278,132
4.10%, 09/15/42(b)	288	235,714
4.30%, 01/15/49(b)	712	582,955
5.63%, 02/01/54(b)	547	537,922
ONEOK Inc.
3.95%, 03/01/50	719	527,642
4.20%, 12/01/42	266	213,255
4.20%, 03/15/45	309	242,114
4.20%, 10/03/47	693	544,935
4.25%, 09/15/46	611	487,231
4.45%, 09/01/49(a)	531	433,955
4.50%, 03/15/50	435	357,787
4.85%, 02/01/49	615	529,545
4.95%, 07/13/47	1,059	939,586
5.05%, 04/01/45	325	289,130
5.15%, 10/15/43	479	441,935
5.20%, 07/15/48	948	863,555
5.45%, 06/01/47	587	540,937
5.60%, 04/01/44	210	200,248
5.70%, 11/01/54	1,600	1,508,693
5.85%, 11/01/64	790	754,560
6.25%, 10/15/55	1,125	1,141,712
6.40%, 05/01/37	190	203,018
6.63%, 09/01/53	1,633	1,726,053
7.15%, 01/15/51	422	467,954
ONEOK Partners LP
6.13%, 02/01/41	583	603,245
6.20%, 09/15/43	428	438,688
6.65%, 10/01/36	540	592,202
6.85%, 10/15/37	568	632,252
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	329	270,894
4.70%, 06/15/44(a)	629	541,522
4.90%, 02/15/45	574	504,560
5.15%, 06/01/42	479	438,358
5.60%, 01/15/36	335	340,376
6.65%, 01/15/37	602	659,739
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	384	368,799
4.83%, 05/01/48(a)(b)	504	439,471
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	177	187,424
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	720	700,539
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	590	529,583
Spectra Energy Partners LP
4.50%, 03/15/45	661	571,128
5.95%, 09/25/43	360	368,402
Targa Resources Corp.
4.95%, 04/15/52	760	651,755
5.40%, 07/30/36	750	756,664
5.65%, 02/15/36	510	527,017
6.13%, 05/15/55	855	859,683
6.25%, 07/01/52	435	444,954

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.50%, 02/15/53	$957	$1,010,243
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	620	739,401
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	473	382,387
TransCanada PipeLines Ltd.
4.88%, 05/15/48(a)	105	95,763
5.00%, 10/16/43	320	305,146
5.10%, 03/15/49	1,008	947,422
5.85%, 03/15/36	310	326,371
6.10%, 06/01/40	755	801,208
6.20%, 10/15/37	987	1,064,126
7.25%, 08/15/38	605	702,507
7.63%, 01/15/39	1,349	1,620,845
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	569	445,948
4.45%, 08/01/42	430	380,720
4.60%, 03/15/48	597	523,115
5.10%, 03/15/36(b)	235	238,914
5.40%, 08/15/41	324	323,205
5.75%, 03/15/56(b)	275	278,198
Western Midstream Operating LP
5.25%, 02/01/50	913	794,304
5.30%, 03/01/48	685	595,177
5.45%, 04/01/44	501	459,006
5.50%, 08/15/48	674	596,064
Williams Companies Inc. (The)
3.50%, 10/15/51	756	535,786
4.85%, 03/01/48	1,156	1,030,591
4.90%, 01/15/45	444	404,531
5.10%, 09/15/45	1,141	1,061,111
5.30%, 08/15/52(a)	787	740,723
5.40%, 03/04/44	660	642,657
5.75%, 06/24/44	523	528,994
5.80%, 11/15/43	647	654,514
5.80%, 11/15/54	725	730,544
6.00%, 03/15/55	465	480,631
6.30%, 04/15/40	1,054	1,150,523
		132,149,640
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	330	297,115
Brookfield Finance Inc., 5.81%, 03/03/55	470	467,742
Carlyle Finance LLC, 5.65%, 09/15/48(b)	299	293,648
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	719	712,029
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	948	896,324
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)(b)	443	322,692
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	776	553,529
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	721	486,940
		4,030,019
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	485	562,611
Security	Par (000)	Value
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	$754	$465,257
3.55%, 03/15/52	950	646,967
4.00%, 02/01/50	757	566,938
4.85%, 04/15/49	567	486,380
5.15%, 04/15/53	818	723,130
5.25%, 05/15/36	341	339,446
5.63%, 05/15/54	605	570,004
American Homes 4 Rent LP
3.38%, 07/15/51	240	164,798
4.30%, 04/15/52	450	361,884
American Tower Corp.
2.95%, 01/15/51	538	348,684
3.10%, 06/15/50	782	524,922
3.70%, 10/15/49	374	280,717
AvalonBay Communities Inc.
3.90%, 10/15/46	341	276,688
4.15%, 07/01/47	325	272,740
4.35%, 04/15/48	298	257,089
Camden Property Trust, 3.35%, 11/01/49	369	264,648
Crown Castle Inc.
2.90%, 04/01/41	578	424,512
3.25%, 01/15/51(a)	257	172,196
4.00%, 11/15/49	457	348,684
4.15%, 07/01/50	345	272,053
4.75%, 05/15/47	387	339,273
5.20%, 02/15/49	321	293,827
Equinix Inc.
2.95%, 09/15/51	328	210,242
3.00%, 07/15/50	253	165,135
3.40%, 02/15/52	413	288,151
ERP Operating LP
4.00%, 08/01/47(a)	300	245,267
4.50%, 07/01/44	757	675,930
4.50%, 06/01/45	362	322,109
Essex Portfolio LP
2.65%, 09/01/50	319	195,702
4.50%, 03/15/48	327	283,085
Federal Realty OP LP
3.63%, 08/01/46(a)	279	203,490
4.50%, 12/01/44(a)	483	427,642
GLP Capital LP/GLP Financing II Inc.
5.75%, 11/01/37	175	174,825
6.25%, 09/15/54(a)	445	445,536
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	248	233,962
Healthpeak OP LLC, 6.75%, 02/01/41	239	265,764
Kilroy Realty LP, 6.25%, 01/15/36	290	301,564
Kimco Realty OP LLC
3.70%, 10/01/49	287	217,294
4.13%, 12/01/46(a)	436	362,839
4.25%, 04/01/45(a)	555	473,861
4.45%, 09/01/47	433	374,579
5.30%, 02/01/36(a)	450	464,065
Mid-America Apartments LP, 2.88%, 09/15/51	375	239,242
NNN REIT Inc.
3.00%, 04/15/52(a)	735	467,669
3.10%, 04/15/50(a)	410	270,391
3.50%, 04/15/51	409	291,128
4.80%, 10/15/48	291	259,466

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Prologis LP
2.13%, 10/15/50	$513	$282,230
3.00%, 04/15/50	687	461,295
3.05%, 03/01/50(a)	353	239,525
4.38%, 09/15/48	296	253,322
5.25%, 06/15/53	1,058	1,021,778
5.25%, 03/15/54	875	845,685
Public Storage Operating Co., 5.35%, 08/01/53	982	965,185
Realty Income Corp.
4.65%, 03/15/47	547	491,420
5.38%, 09/01/54	545	534,945
Regency Centers LP
4.40%, 02/01/47	429	371,910
4.65%, 03/15/49	298	263,898
Simon Property Group LP
3.25%, 09/13/49(a)	1,179	826,329
3.80%, 07/15/50	864	659,369
4.25%, 10/01/44	487	416,614
4.25%, 11/30/46	570	480,274
4.75%, 03/15/42	453	421,833
5.85%, 03/08/53	645	667,051
6.65%, 01/15/54	680	770,196
6.75%, 02/01/40	505	585,914
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	815	755,834
6.95%, 01/30/44(b)	720	712,849
Ventas Realty LP
4.38%, 02/01/45	267	227,399
4.88%, 04/15/49	367	325,145
5.70%, 09/30/43	288	290,010
VICI Properties LP
5.63%, 05/15/52	957	899,759
6.13%, 04/01/54	217	217,428
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	443	365,259
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)(b)	462	402,853
Welltower OP LLC
4.95%, 09/01/48	552	522,711
5.13%, 03/15/43	185	177,539
6.50%, 03/15/41	340	381,769
Weyerhaeuser Co., 4.00%, 03/09/52(a)	376	294,500
		32,391,603
Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41(b)	556	386,711
2.80%, 02/10/51(b)	1,110	688,511
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(b)	526	416,298
3.63%, 05/13/51(a)(b)	395	288,898
3.80%, 01/25/50(b)	818	627,752
4.50%, 07/26/47(b)	459	395,507
5.62%, 02/12/54(a)(b)	595	596,244
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	535	397,172
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	710	555,131
Darden Restaurants Inc., 4.55%, 02/15/48(a)	334	278,809
Dick's Sporting Goods Inc., 4.10%, 01/15/52	773	572,327
Dollar General Corp.
4.13%, 04/03/50	456	363,236
5.50%, 11/01/52(a)	255	245,387
Security	Par (000)	Value
Retail (continued)
Dollar Tree Inc., 3.38%, 12/01/51(a)	$467	$320,048
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(b)	155	165,444
Home Depot Inc. (The)
2.38%, 03/15/51	1,464	858,099
2.75%, 09/15/51	1,146	723,087
3.13%, 12/15/49	1,258	874,330
3.30%, 04/15/40(a)	916	758,179
3.35%, 04/15/50	1,591	1,149,455
3.50%, 09/15/56	1,075	767,311
3.63%, 04/15/52	1,710	1,276,871
3.90%, 06/15/47	1,587	1,281,527
4.20%, 04/01/43	868	762,661
4.25%, 04/01/46	1,626	1,402,838
4.40%, 03/15/45	1,062	940,820
4.50%, 12/06/48	1,691	1,485,240
4.88%, 02/15/44	915	867,291
4.95%, 09/15/52(a)	1,022	950,365
5.30%, 06/25/54	1,690	1,652,301
5.40%, 09/15/40	464	483,044
5.40%, 06/25/64	660	646,368
5.88%, 12/16/36	3,084	3,370,952
5.95%, 04/01/41	827	893,087
Lowe's Companies Inc.
2.80%, 09/15/41	1,042	755,820
3.00%, 10/15/50(a)	1,702	1,102,042
3.50%, 04/01/51	524	372,112
3.70%, 04/15/46	1,294	992,157
4.05%, 05/03/47	1,505	1,211,000
4.25%, 04/01/52	1,584	1,270,135
4.38%, 09/15/45	338	287,426
4.45%, 04/01/62	1,260	1,006,131
4.55%, 04/05/49	622	534,164
4.65%, 04/15/42	504	461,102
5.00%, 04/15/40	270	264,096
5.00%, 09/15/43	195	187,684
5.13%, 04/15/50	474	438,412
5.63%, 04/15/53	1,475	1,459,279
5.75%, 07/01/53	349	350,093
5.80%, 10/15/36	180	194,505
5.80%, 09/15/62	959	956,172
5.85%, 04/01/63	619	621,037
Marks & Spencer PLC, 7.13%, 12/01/37(b)	5	5,529
McDonald's Corp.
3.63%, 05/01/43	336	271,154
3.63%, 09/01/49	1,858	1,393,242
3.70%, 02/15/42	363	299,742
4.20%, 04/01/50	1,047	862,085
4.45%, 03/01/47	1,800	1,564,087
4.45%, 09/01/48	1,066	919,477
4.60%, 05/26/45	796	714,079
4.70%, 12/09/35	576	578,072
4.88%, 07/15/40(a)	209	204,247
4.88%, 12/09/45	2,386	2,218,361
5.15%, 09/09/52(a)	826	781,927
5.45%, 08/14/53(a)	653	647,249
5.70%, 02/01/39	225	240,041
6.30%, 10/15/37	1,297	1,452,999
6.30%, 03/01/38	647	724,157
Starbucks Corp.
3.35%, 03/12/50	620	433,690

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.50%, 11/15/50	$1,344	$960,905
3.75%, 12/01/47	584	446,550
4.30%, 06/15/45	326	278,458
4.45%, 08/15/49	973	821,705
4.50%, 11/15/48	1,074	914,037
Target Corp.
2.95%, 01/15/52(a)	940	611,413
3.63%, 04/15/46	642	498,332
3.90%, 11/15/47	620	495,233
4.00%, 07/01/42	1,089	931,382
4.80%, 01/15/53(a)	1,135	1,024,906
5.25%, 02/15/36(a)	260	268,614
6.50%, 10/15/37	124	142,414
7.00%, 01/15/38	455	535,735
Tiffany & Co., 4.90%, 10/01/44(a)	236	228,362
TJX Companies Inc. (The), 4.50%, 04/15/50(a)	445	390,082
Walmart Inc.
2.50%, 09/22/41	995	727,485
2.65%, 09/22/51	1,484	954,939
2.95%, 09/24/49(a)	561	391,024
3.63%, 12/15/47	497	393,755
3.95%, 06/28/38	329	310,485
4.00%, 04/11/43	617	542,204
4.05%, 06/29/48	1,785	1,518,519
4.30%, 04/22/44	330	299,881
4.50%, 09/09/52	1,014	911,990
4.50%, 04/15/53	1,481	1,336,036
4.88%, 07/08/40	135	136,314
5.00%, 10/25/40	355	365,067
5.63%, 04/01/40(a)	597	645,489
5.63%, 04/15/41	515	554,101
6.20%, 04/15/38(a)	840	959,115
6.50%, 08/15/37	1,105	1,296,662
		73,106,000
Semiconductors — 2.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52	311	266,916
Analog Devices Inc.
2.80%, 10/01/41	428	319,516
2.95%, 10/01/51	845	557,994
5.30%, 12/15/45	315	311,866
5.30%, 04/01/54	445	437,823
Applied Materials Inc.
2.75%, 06/01/50(a)	559	366,544
4.35%, 04/01/47	880	774,632
4.60%, 01/15/36	180	178,692
5.85%, 06/15/41	395	424,914
Broadcom Inc.
3.19%, 11/15/36(b)	3,144	2,715,140
3.50%, 02/15/41	2,755	2,289,487
3.75%, 02/15/51	1,561	1,212,130
4.80%, 02/15/36(a)	2,170	2,175,102
4.90%, 02/15/38	2,235	2,230,805
4.93%, 05/15/37(b)	2,892	2,906,672
Foundry JV Holdco LLC
6.10%, 01/25/36(b)	1,050	1,115,398
6.20%, 01/25/37(b)	1,630	1,737,743
6.30%, 01/25/39(a)(b)	840	901,967
6.40%, 01/25/38(b)	1,046	1,130,912
Intel Corp.
2.80%, 08/12/41	715	507,280
3.05%, 08/12/51(a)	1,166	736,851
Security	Par (000)	Value
Semiconductors (continued)
3.10%, 02/15/60	$1,078	$634,459
3.20%, 08/12/61	620	367,308
3.25%, 11/15/49	1,782	1,172,759
3.73%, 12/08/47	2,001	1,463,216
4.10%, 05/19/46	1,514	1,186,861
4.10%, 05/11/47	1,506	1,165,862
4.25%, 12/15/42	705	582,032
4.60%, 03/25/40	529	479,325
4.75%, 03/25/50	3,188	2,686,769
4.80%, 10/01/41	891	803,955
4.90%, 07/29/45	846	743,756
4.90%, 08/05/52	1,598	1,362,714
4.95%, 03/25/60	903	759,456
5.05%, 08/05/62	1,034	868,513
5.60%, 02/21/54(a)	1,037	988,627
5.63%, 02/10/43	1,205	1,185,325
5.70%, 02/10/53	1,881	1,803,129
5.90%, 02/10/63	1,241	1,199,014
KLA Corp.
3.30%, 03/01/50(a)	564	401,540
4.95%, 07/15/52	1,362	1,265,132
5.00%, 03/15/49	330	309,178
5.25%, 07/15/62	688	659,052
Lam Research Corp.
2.88%, 06/15/50(a)	583	387,973
3.13%, 06/15/60	160	102,590
4.88%, 03/15/49	633	590,507
Micron Technology Inc.
3.37%, 11/01/41	316	244,366
3.48%, 11/01/51	251	178,298
NVIDIA Corp.
3.50%, 04/01/40	884	761,106
3.50%, 04/01/50	1,756	1,339,364
3.70%, 04/01/60(a)	438	333,760
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	310	229,215
3.25%, 05/11/41	856	654,362
3.25%, 11/30/51(a)	216	145,279
QUALCOMM Inc.
3.25%, 05/20/50(a)	669	471,996
4.30%, 05/20/47	1,428	1,222,450
4.50%, 05/20/52	900	777,331
4.80%, 05/20/45	1,263	1,177,442
6.00%, 05/20/53(a)	1,058	1,135,419
Texas Instruments Inc.
2.70%, 09/15/51	336	211,099
3.88%, 03/15/39	364	328,465
4.10%, 08/16/52	266	216,997
4.15%, 05/15/48	1,262	1,060,473
5.00%, 03/14/53	568	532,051
5.05%, 05/18/63	1,467	1,349,053
5.15%, 02/08/54	705	677,721
TSMC Arizona Corp.
3.13%, 10/25/41	790	649,410
3.25%, 10/25/51(a)	739	572,556
4.50%, 04/22/52(a)	835	800,499
		61,536,148
Software — 2.8%
Electronic Arts Inc., 2.95%, 02/15/51(a)	124	116,465
Fidelity National Information Services Inc.
3.10%, 03/01/41	498	374,005

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 08/15/46	$167	$141,852
5.63%, 07/15/52(a)	190	187,766
Series 30Y, 4.75%, 05/15/48	455	395,217
Fiserv Inc., 4.40%, 07/01/49	1,763	1,404,688
Intuit Inc., 5.50%, 09/15/53(a)	1,018	1,023,506
Microsoft Corp.
2.50%, 09/15/50	1,746	1,096,895
2.53%, 06/01/50	6,136	3,878,907
2.68%, 06/01/60(a)	3,641	2,168,867
2.92%, 03/17/52	5,579	3,792,542
3.04%, 03/17/62	1,819	1,178,707
3.45%, 08/08/36	1,625	1,506,042
3.50%, 11/15/42	506	420,081
3.70%, 08/08/46	1,849	1,522,420
3.75%, 02/12/45	477	406,051
3.95%, 08/08/56	341	276,271
4.00%, 02/12/55	661	544,283
4.10%, 02/06/37	1,066	1,048,387
4.25%, 02/06/47(a)	1,071	976,360
4.45%, 11/03/45(a)	605	574,132
4.50%, 10/01/40	783	773,253
4.50%, 06/15/47	345	316,615
4.50%, 02/06/57(a)	785	718,542
4.75%, 11/03/55(a)	351	329,602
5.20%, 06/01/39	406	433,261
5.30%, 02/08/41	951	1,016,012
MSCI Inc., 5.15%, 03/15/36	475	474,421
Oracle Corp.
3.60%, 04/01/40	2,703	2,084,807
3.60%, 04/01/50	4,182	2,766,346
3.65%, 03/25/41	2,352	1,789,454
3.80%, 11/15/37	2,196	1,826,450
3.85%, 07/15/36	1,492	1,284,766
3.85%, 04/01/60	3,748	2,445,069
3.95%, 03/25/51	3,895	2,710,478
4.00%, 07/15/46	2,794	2,040,034
4.00%, 11/15/47	2,052	1,491,596
4.10%, 03/25/61(a)	1,341	905,556
4.13%, 05/15/45	1,812	1,366,565
4.38%, 05/15/55	2,120	1,552,825
4.50%, 07/08/44	1,352	1,085,107
5.38%, 07/15/40	2,420	2,258,886
5.38%, 09/27/54	2,191	1,871,542
5.50%, 09/27/64	1,204	1,013,647
5.55%, 02/06/53	2,597	2,274,265
5.88%, 09/26/45	1,025	966,489
5.95%, 09/26/55	1,470	1,377,443
6.00%, 08/03/55	2,015	1,872,119
6.10%, 09/26/65(a)	2,235	2,081,388
6.13%, 07/08/39(a)	1,646	1,662,513
6.13%, 08/03/65	905	844,247
6.50%, 04/15/38	1,651	1,728,051
6.90%, 11/09/52	2,767	2,873,946
Salesforce Inc.
2.70%, 07/15/41	977	717,924
2.90%, 07/15/51	1,580	1,025,590
3.05%, 07/15/61	1,178	725,628
Synopsys Inc., 5.70%, 04/01/55	1,665	1,669,050
		75,406,931
Security	Par (000)	Value
Telecommunications — 5.4%
America Movil SAB de CV
4.38%, 07/16/42	$747	$658,045
4.38%, 04/22/49(a)	978	834,622
6.13%, 11/15/37	194	210,808
6.13%, 03/30/40	1,674	1,812,291
AT&T Inc.
3.10%, 02/01/43	461	343,264
3.30%, 02/01/52	1,354	901,768
3.50%, 06/01/41	2,228	1,776,885
3.50%, 09/15/53	7,708	5,303,159
3.50%, 02/01/61	619	404,943
3.55%, 09/15/55	7,821	5,359,775
3.65%, 06/01/51	3,308	2,376,640
3.65%, 09/15/59	6,155	4,196,045
3.80%, 12/01/57	5,878	4,175,633
3.85%, 06/01/60	1,732	1,225,743
4.30%, 12/15/42(a)	1,301	1,119,847
4.35%, 06/15/45	931	784,227
4.50%, 03/09/48	1,901	1,602,804
4.55%, 03/09/49	948	801,552
4.65%, 06/01/44	407	358,495
4.75%, 05/15/46	1,940	1,724,477
4.80%, 06/15/44	78	70,095
4.85%, 03/01/39	810	779,901
4.85%, 07/15/45(a)	252	227,376
4.90%, 08/15/37	706	695,462
5.15%, 03/15/42	281	270,809
5.15%, 11/15/46	824	769,995
5.15%, 02/15/50	662	610,094
5.25%, 03/01/37	1,159	1,185,281
5.35%, 09/01/40	518	519,834
5.45%, 03/01/47	654	631,619
5.55%, 08/15/41	447	451,100
5.55%, 11/01/45	1,760	1,729,210
5.65%, 02/15/47	925	950,987
5.70%, 11/01/54	1,800	1,766,830
5.70%, 03/01/57(a)	525	517,345
6.00%, 08/15/40	355	374,598
6.05%, 08/15/56	1,405	1,448,901
6.25%, 03/29/41(a)	315	333,001
6.30%, 01/15/38	351	384,898
6.38%, 03/01/41	251	273,356
6.55%, 02/15/39	288	322,143
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	249	179,349
4.30%, 07/29/49	379	304,437
4.46%, 04/01/48	1,141	952,276
5.55%, 02/15/54(a)	587	568,076
Series US-4, 3.65%, 03/17/51(a)	266	192,391
Series US-6, 3.20%, 02/15/52(a)	290	191,421
British Telecommunications PLC, 4.25%, 11/08/49(b)	215	175,563
Cisco Systems Inc.
5.30%, 02/26/54	2,019	1,978,672
5.35%, 02/26/64	1,094	1,063,713
5.50%, 01/15/40	1,900	2,004,446
5.50%, 02/24/55	940	949,231
5.90%, 02/15/39	1,787	1,950,667
Corning Inc.
3.90%, 11/15/49	290	228,895
4.38%, 11/15/57	1,078	887,787

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.70%, 03/15/37	$375	$367,715
4.75%, 03/15/42	376	349,426
5.35%, 11/15/48	469	461,591
5.45%, 11/15/79	939	868,362
5.75%, 08/15/40	396	415,536
5.85%, 11/15/68	181	179,964
7.25%, 08/15/36(a)	195	199,622
Deutsche Telekom AG, 3.63%, 01/21/50(b)	775	570,847
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	151	147,186
4.88%, 03/06/42(b)	512	477,900
Juniper Networks Inc., 5.95%, 03/15/41	259	261,012
Motorola Solutions Inc., 5.50%, 09/01/44	274	269,746
Nokia OYJ, 6.63%, 05/15/39	305	327,547
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	558	515,026
Orange SA
5.38%, 01/13/42	648	642,945
5.50%, 02/06/44	619	615,664
Rogers Communications Inc.
3.70%, 11/15/49	708	518,576
4.30%, 02/15/48	748	607,656
4.35%, 05/01/49	465	375,684
4.50%, 03/15/42	610	528,136
4.50%, 03/15/43	481	410,631
4.55%, 03/15/52	1,271	1,032,526
5.00%, 03/15/44	633	575,293
5.45%, 10/01/43	726	694,219
7.50%, 08/15/38	853	996,707
SES AMERICOM, Inc., 5.30%, 03/25/44(b)	179	137,250
SES SA, 5.30%, 04/04/43(b)	175	132,434
Telefonica Emisiones SA
4.67%, 03/06/38	251	231,273
4.90%, 03/06/48	1,197	1,019,673
5.21%, 03/08/47	2,457	2,193,478
5.52%, 03/01/49(a)	1,280	1,182,345
7.05%, 06/20/36	1,798	2,026,339
T-Mobile USA Inc.
3.00%, 02/15/41	1,889	1,425,145
3.30%, 02/15/51	3,687	2,519,234
3.40%, 10/15/52	3,104	2,134,459
3.60%, 11/15/60	1,012	690,323
4.38%, 04/15/40	1,080	984,265
4.50%, 04/15/50	2,466	2,075,891
5.25%, 06/15/55(a)	1,470	1,368,024
5.50%, 01/15/55	1,267	1,224,638
5.65%, 01/15/53	2,340	2,316,024
5.70%, 01/15/56	1,275	1,269,866
5.75%, 01/15/54	1,766	1,768,375
5.80%, 09/15/62(a)	656	662,465
5.88%, 11/15/55	1,170	1,192,119
6.00%, 06/15/54	1,465	1,522,088
Verizon Communications Inc.
2.65%, 11/20/40	2,930	2,127,592
2.85%, 09/03/41	1,158	845,985
2.88%, 11/20/50	2,299	1,454,949
2.99%, 10/30/56(a)	2,102	1,284,198
3.00%, 11/20/60(a)	1,864	1,114,803
3.40%, 03/22/41	2,817	2,230,204
3.55%, 03/22/51	3,533	2,564,933
3.70%, 03/22/61	2,935	2,040,604
Security	Par (000)	Value
Telecommunications (continued)
3.85%, 11/01/42	$632	$512,506
3.88%, 03/01/52(a)	1,275	967,625
4.00%, 03/22/50	1,289	1,002,520
4.13%, 08/15/46	979	798,805
4.27%, 01/15/36(a)	890	840,289
4.52%, 09/15/48(a)	1,282	1,096,271
4.67%, 03/15/55	909	774,113
4.75%, 11/01/41	301	276,907
4.81%, 03/15/39	1,300	1,250,116
4.86%, 08/21/46	2,502	2,262,054
5.01%, 04/15/49	807	738,762
5.01%, 08/21/54	1,141	1,028,909
5.25%, 03/16/37	1,818	1,849,718
5.40%, 07/02/37(b)	1,065	1,089,456
5.50%, 03/16/47(a)	658	645,108
5.50%, 02/23/54(a)	1,423	1,390,538
5.75%, 11/30/45	1,875	1,891,236
5.88%, 11/30/55	870	878,089
6.00%, 11/30/65	1,535	1,552,409
6.55%, 09/15/43	761	845,423
Vodafone Group PLC
4.25%, 09/17/50	1,199	951,273
4.38%, 02/19/43	1,060	915,812
4.88%, 06/19/49	1,181	1,041,954
5.00%, 05/30/38	768	762,611
5.13%, 06/19/59	145	130,750
5.25%, 05/30/48	1,336	1,255,866
5.63%, 02/10/53	473	459,615
5.75%, 06/28/54	1,724	1,700,261
5.75%, 02/10/63	886	853,267
5.88%, 06/28/64	335	331,105
6.15%, 02/27/37	1,564	1,714,583
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	225	183,713
		148,050,939
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	271	242,004
6.35%, 03/15/40	467	493,962
Mattel Inc.
5.45%, 11/01/41(a)	270	258,494
6.20%, 10/01/40(a)	180	181,580
		1,176,040
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,191	765,494
3.05%, 02/15/51	1,552	1,050,455
3.30%, 09/15/51	842	595,374
3.55%, 02/15/50	801	599,191
3.90%, 08/01/46	811	659,606
4.05%, 06/15/48	694	571,856
4.13%, 06/15/47	905	757,536
4.15%, 04/01/45	895	764,727
4.15%, 12/15/48	840	702,802
4.38%, 09/01/42	665	600,337
4.40%, 03/15/42	663	601,999
4.45%, 03/15/43	803	725,539
4.45%, 01/15/53	913	785,164
4.55%, 09/01/44	820	742,454
4.70%, 09/01/45	521	477,540

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.90%, 04/01/44	$972	$929,832
4.95%, 09/15/41	228	222,247
5.05%, 03/01/41	538	532,815
5.15%, 09/01/43	1,031	1,014,791
5.20%, 04/15/54	1,541	1,483,883
5.40%, 06/01/41(a)	465	476,036
5.50%, 03/15/55	1,335	1,340,729
5.75%, 05/01/40	847	906,342
5.80%, 03/15/56	845	884,649
6.15%, 05/01/37	818	920,608
6.20%, 08/15/36	340	383,350
Canadian National Railway Co.
2.45%, 05/01/50	673	405,046
3.20%, 08/02/46	867	636,441
3.50%, 11/15/42	148	116,977
3.65%, 02/03/48	634	491,990
4.40%, 08/05/52(a)	819	703,205
4.45%, 01/20/49	711	622,307
4.50%, 11/07/43	188	164,818
6.13%, 11/01/53	305	334,728
6.20%, 06/01/36	400	449,116
6.38%, 11/15/37	669	756,914
6.71%, 07/15/36	380	433,005
Canadian Pacific Railway Co.
3.00%, 12/02/41	913	689,925
3.10%, 12/02/51	1,495	1,008,957
3.50%, 05/01/50	585	428,672
4.20%, 11/15/69	366	280,006
4.30%, 05/15/43	441	386,594
4.70%, 05/01/48	543	489,093
4.80%, 08/01/45	556	515,994
4.95%, 08/15/45(a)	412	388,667
5.75%, 01/15/42	168	170,288
5.95%, 05/15/37	568	615,007
6.13%, 09/15/2115	784	800,406
Central Japan Railway Co., 4.25%, 11/24/45(b)	206	175,222
CSX Corp.
2.50%, 05/15/51(a)	410	248,139
3.35%, 09/15/49	925	665,112
3.80%, 11/01/46	822	657,167
3.80%, 04/15/50	534	415,069
3.95%, 05/01/50	562	445,895
4.10%, 03/15/44	701	595,890
4.25%, 11/01/66	767	606,236
4.30%, 03/01/48	1,030	876,006
4.40%, 03/01/43	267	237,280
4.50%, 03/15/49	699	608,519
4.50%, 11/15/52(a)	857	742,569
4.50%, 08/01/54	566	486,189
4.65%, 03/01/68	425	356,754
4.75%, 05/30/42	591	555,854
4.75%, 11/15/48	557	506,060
4.90%, 03/15/55(a)	555	507,827
5.50%, 04/15/41(a)	502	518,013
6.00%, 10/01/36	733	803,369
6.15%, 05/01/37	896	994,876
6.22%, 04/30/40	619	687,738
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	385	248,410
3.83%, 09/14/61(b)	716	495,775
Security	Par (000)	Value
Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	$675	$487,782
4.70%, 05/07/50(b)	1,028	916,446
5.00%, 01/25/47(b)	340	320,438
ENA Master Trust, 4.00%, 05/19/48(b)	425	326,613
FedEx Corp.
3.25%, 05/15/41	331	249,229
3.88%, 08/01/42	430	341,986
4.05%, 02/15/48	1,102	850,579
4.10%, 04/15/43	392	317,956
4.10%, 02/01/45	318	252,335
4.40%, 01/15/47	640	526,405
4.50%, 02/01/65	169	122,982
4.55%, 04/01/46	864	710,354
4.75%, 11/15/45(a)	999	869,289
4.75%, 11/15/45	70	60,911
4.95%, 10/17/48(a)	587	515,473
4.95%, 10/17/48	80	70,252
5.10%, 01/15/44	297	272,949
5.25%, 05/15/50(a)	818	757,301
Norfolk Southern Corp.
2.90%, 08/25/51	545	352,120
3.05%, 05/15/50	893	599,791
3.16%, 05/15/55	877	578,023
3.40%, 11/01/49	452	324,817
3.70%, 03/15/53	633	468,212
3.94%, 11/01/47	696	561,544
3.95%, 10/01/42	396	334,911
4.05%, 08/15/52	803	639,348
4.10%, 05/15/49	539	439,198
4.10%, 05/15/2121	435	310,390
4.15%, 02/28/48	885	735,536
4.45%, 06/15/45	754	664,448
4.55%, 06/01/53	775	668,530
4.65%, 01/15/46	556	501,310
4.80%, 08/15/43	250	227,841
4.84%, 10/01/41	422	403,001
5.10%, 08/01/2118(a)	295	261,687
5.35%, 08/01/54(a)	955	931,009
5.95%, 03/15/64	365	383,695
Polar Tankers Inc., 5.95%, 05/10/37(b)	161	172,315
TTX Co.
3.90%, 02/01/45(b)	255	210,172
4.20%, 07/01/46(b)	250	213,934
4.60%, 02/01/49(b)	531	472,550
4.65%, 06/15/44(b)	75	66,764
5.65%, 12/01/52(b)	250	257,313
Union Pacific Corp.
2.89%, 04/06/36	680	578,590
2.95%, 03/10/52	972	636,460
2.97%, 09/16/62	928	556,585
3.20%, 05/20/41	798	630,670
3.25%, 02/05/50	1,850	1,306,797
3.35%, 08/15/46	499	371,075
3.38%, 02/14/42	420	335,938
3.50%, 02/14/53	1,275	927,019
3.55%, 08/15/39	632	545,636
3.55%, 05/20/61	533	368,527
3.60%, 09/15/37(a)	583	523,515
3.75%, 02/05/70	865	599,213
3.80%, 10/01/51	1,110	857,379

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 04/06/71	$896	$631,137
3.84%, 03/20/60	1,925	1,426,855
3.85%, 02/14/72	430	306,242
3.88%, 02/01/55	501	385,211
3.95%, 08/15/59	617	468,968
4.00%, 04/15/47	660	540,278
4.05%, 11/15/45	672	561,435
4.05%, 03/01/46	713	592,741
4.10%, 09/15/67	393	300,806
4.30%, 03/01/49	868	733,088
4.50%, 09/10/48	457	399,449
4.95%, 09/09/52	653	608,721
4.95%, 05/15/53	457	426,444
5.15%, 01/20/63	268	251,669
5.60%, 12/01/54(a)	830	843,766
United Parcel Service Inc.
3.40%, 11/15/46	505	380,210
3.40%, 09/01/49(a)	669	483,067
3.63%, 10/01/42	268	218,167
3.75%, 11/15/47	1,134	892,176
4.25%, 03/15/49	803	675,733
4.88%, 11/15/40(a)	997	972,042
5.05%, 03/03/53(a)	1,234	1,153,494
5.20%, 04/01/40(a)	973	990,668
5.30%, 04/01/50(a)	1,187	1,163,832
5.50%, 05/22/54	1,080	1,073,498
5.60%, 05/22/64	530	522,985
5.95%, 05/14/55	1,255	1,320,924
6.05%, 05/14/65	820	862,910
6.20%, 01/15/38	1,329	1,480,148
		90,469,288
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	759	492,035
4.50%, 03/30/45(a)	230	198,136
5.20%, 03/15/44(a)	359	342,289
6.05%, 06/05/54(a)	1,125	1,154,250
		2,186,710
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51	965	668,171
3.45%, 05/01/50(a)	525	381,001
3.75%, 09/01/47	760	593,565
4.00%, 12/01/46	235	192,749
4.15%, 06/01/49	515	423,678
4.20%, 09/01/48	580	481,402
Security	Par (000)	Value
Water (continued)
4.30%, 12/01/42	$566	$497,578
4.30%, 09/01/45(a)	331	288,380
5.45%, 03/01/54	885	874,675
5.70%, 09/01/55	1,035	1,053,746
6.59%, 10/15/37	722	826,176
Essential Utilities Inc.
3.35%, 04/15/50	481	334,338
4.28%, 05/01/49	400	324,841
5.30%, 05/01/52	535	503,440
		7,443,740
Total Long-Term Investments — 97.7% (Cost: $3,004,239,148)		2,681,352,823
	Shares
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(g)(h)(i)	198,480,803	198,580,044
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(g)(h)	29,350,000	29,350,000
Total Short-Term Securities — 8.3% (Cost: $227,829,905)		227,930,044
Total Investments — 106.0% (Cost: $3,232,069,053)		2,909,282,867
Liabilities in Excess of Other Assets — (6.0)%		(165,268,668)
Net Assets — 100.0%		$2,744,014,199

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$312,794,443	$—	$(114,215,895)(a)	$3,351	$(1,855)	$198,580,044	198,480,803	$538,412 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,420,000	3,930,000 (a)	—	—	—	29,350,000	29,350,000	772,676	—
				$3,351	$(1,855)	$227,930,044		$1,311,088	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,681,352,823	$—	$2,681,352,823
Short-Term Securities
Money Market Funds	227,930,044	—	—	227,930,044
	$227,930,044	$2,681,352,823	$—	$2,909,282,867

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate